UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Emerging Markets Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXENX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	$ 104	0.91%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,955M
Total number of portfolio holdings	306
Total advisory fee paid	$ 8.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	14.24%
Samsung Electronics Co Ltd	9.69%
SK hynix Inc	6.09%
Tencent Holdings Ltd	2.71%
SK Square Co Ltd	2.70%
MediaTek Inc	2.22%
Delta Electronics Inc	1.96%
Alibaba Group Holding Ltd	1.70%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.39%
Samsung Electro-Mechanics Co Ltd	0.97%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and pro xy
voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Emerging Markets Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEOX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	$ 144	1.26%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,955M
Total number of portfolio holdings	306
Total advisory fee paid	$ 8.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	14.24%
Samsung Electronics Co Ltd	9.69%
SK hynix Inc	6.09%
Tencent Holdings Ltd	2.71%
SK Square Co Ltd	2.70%
MediaTek Inc	2.22%
Delta Electronics Inc	1.96%
Alibaba Group Holding Ltd	1.70%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.39%
Samsung Electro-Mechanics Co Ltd	0.97%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHTX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Institutional Class/MXHTX)	$ 86	0.85% (a)
(a)	Institutional Class costs paid as a percentage of a $10,000 investment is 0.845%.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 884M
Total number of portfolio holdings	105
Total advisory fee paid	$ 3.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	5.76%
Recruit Holdings Co Ltd	2.35%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.34%
InterContinental Hotels Group PLC	2.20%
AstraZeneca PLC	2.02%
Safran SA	1.85%
Novo Nordisk A/S Class B	1.83%
Compass Group PLC	1.75%
Tencent Holdings Ltd	1.74%
Tokyo Electron Ltd	1.73%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective July 1, 2026, the Empower International Growth Fund expense annual limit rate was reduced from 0.845% to 0.835%.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to
be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXIGX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Investor Class/MXIGX)	$ 122	1.20% (a)
(a)	Investor Class costs paid as a percentage of a $10,000 investment is 1.195%.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 884M
Total number of portfolio holdings	105
Total advisory fee paid	$ 3.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	5.76%
Recruit Holdings Co Ltd	2.35%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.34%
InterContinental Hotels Group PLC	2.20%
AstraZeneca PLC	2.02%
Safran SA	1.85%
Novo Nordisk A/S Class B	1.83%
Compass Group PLC	1.75%
Tencent Holdings Ltd	1.74%
Tokyo Electron Ltd	1.73%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective July 1, 2026, the Empower International Growth Fund expense annual limit rate was reduced from 0.845% to 0.835%.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings
and
proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXPBX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Institutional Class/MXPBX)	$ 23	0.22%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,543M
Total number of portfolio holdings	723
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.77%
HSBC Holdings PLC	1.45%
Roche Holding AG	1.30%
Novartis AG	1.28%
AstraZeneca PLC	1.26%
Nestle SA	1.18%
Siemens AG	1.07%
Shell PLC	0.98%
Tokyo Electron Ltd	0.97%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXINX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Investor Class/MXINX)	$ 60	0.57%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,543M
Total number of portfolio holdings	723
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.77%
HSBC Holdings PLC	1.45%
Roche Holding AG	1.30%
Novartis AG	1.28%
AstraZeneca PLC	1.26%
Nestle SA	1.18%
Siemens AG	1.07%
Shell PLC	0.98%
Tokyo Electron Ltd	0.97%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings
and
proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXJVX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Institutional Class/MXJVX)	$ 73	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,592M
Total number of portfolio holdings	299
Total advisory fee paid	$ 5.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.62%
TotalEnergies SE	2.02%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.98%
UBS Group AG	1.59%
NatWest Group PLC	1.56%
Schneider Electric SE	1.43%
Franco-Nevada Corp	1.42%
Roche Holding AG	1.32%
Novartis AG	1.27%
Legrand SA	1.27%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, the Empower International Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXIVX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Investor Class/MXIVX)	$ 111	1.07%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,592M
Total number of portfolio holdings	299
Total advisory fee paid	$ 5.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.62%
TotalEnergies SE	2.02%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.98%
UBS Group AG	1.59%
NatWest Group PLC	1.56%
Schneider Electric SE	1.43%
Franco-Nevada Corp	1.42%
Roche Holding AG	1.32%
Novartis AG	1.27%
Legrand SA	1.27%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, the Empower International Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Emerging Markets Equity Fund	Empower International Growth Fund
Institutional Class Ticker / MXENX	Institutional Class Ticker / MXHTX
Investor Class Ticker / MXEOX	Investor Class Ticker / MXIGX
Empower International Index Fund	Empower International Value Fund
Institutional Class Ticker / MXPBX	Institutional Class Ticker / MXJVX
Investor Class Ticker / MXINX	Investor Class Ticker / MXIVX
(the "Fund(s)")
Semi-Annual Report
June 30, 2026
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.18%
71,430	Anglogold Ashanti PLC	$ 5,777,973
122,472	Archean Chemical Industries Ltd	676,777
168,700	China Gold International Resources Corp Ltd	2,667,281
987,000	China Nonferrous Mining Corp Ltd	1,433,833
642,000	CMOC Group Ltd Class H	1,254,094
134,000	Daxin Materials Corp	1,660,869
192,523	Gold Fields Ltd Sponsored ADR	6,466,847
302,582	Harmony Gold Mining Co Ltd Sponsored ADR(a)	4,602,272
296,344	Hindalco Industries Ltd	3,009,950
307,800	Hubei Dinglong Co Ltd Class A	4,834,290
54,950	Industrias Penoles SAB de CV	2,398,444
21,607	KGHM Polska Miedz SA	1,909,530
5,815	LG Chem Ltd	1,065,947
3,428,000	MMG Ltd(b)	3,074,687
612,299	National Aluminium Co Ltd	2,206,096
49,768	Navin Fluorine International Ltd	4,047,183
620,099	Qinghai Salt Lake Industry Co Ltd Class A(b)	2,776,288
114,792	Sasol Ltd(b)	1,133,936
34,129	Severstal PAO GDR(b)(c)(d)	0
34,996,500	Trimegah Bangun Persada Tbk PT	1,537,712
879,170	Vedanta Aluminium Metal Ltd(b)	4,165,199
1,282,011	Vedanta Ltd	3,817,419
61,741	Wheaton Precious Metals Corp	6,934,749
697,467	Yunnan Aluminium Co Ltd Class A	2,292,900
270,703	Zijin Gold International Co Ltd	3,093,572
2,500,000	Zijin Mining Group Co Ltd Class H	8,839,996
		81,677,844
Communications — 8.58%
229,000	Accton Technology Corp	18,265,536
291,100	Advanced Info Service PCL	3,224,870
2,799,900	Alibaba Group Holding Ltd	33,566,468
124,380	Bilibili Inc Class Z(b)	2,116,624
1,553,910	Eternal Ltd(b)	4,355,226
354,173	Etihad Etisalat Co	5,698,328
444,000	Far EasTone Telecommunications Co Ltd	1,464,287
511,654	Grab Holdings Ltd Class A(b)	1,928,936
80,540	Hithink RoyalFlush Information Network Co Ltd Class A	2,875,038
848,467	Indus Towers Ltd(b)	3,511,910
366,159	JD.com Inc Class A	4,665,011
Shares		Fair Value
Communications — (continued)
120,540	Kanzhun Ltd ADR	$ 1,551,350
352,900	Kuaishou Technology(e)	1,891,505
348,444	Magyar Telekom Telecommunications PLC	2,965,706
31,206	Naspers Ltd Class N	1,566,972
16,625	NCSoft Corp	2,785,742
23,625	PDD Holdings Inc ADR(b)	1,802,115
47,865	Sea Ltd ADR(b)	4,586,903
107,900	Shenzhen Sunway Communication Co Ltd Class A	1,910,936
626,547	Telkom SA SOC Ltd	2,148,161
974,000	Tencent Holdings Ltd	53,747,812
98,264	Vipshop Holdings Ltd ADR	1,302,981
51,500	Yangtze Optical Fibre & Cable Joint Stock Ltd Co Class H(e)	1,718,112
43,200	Zhongji Innolight Co Ltd Class A	8,225,788
		167,876,317
Consumer, Cyclical — 5.51%
149,143	Atour Lifestyle Holdings Ltd ADR	4,742,747
45,058	BBB Foods Inc Class A(b)	1,877,567
753,100	Chery Automobile Co Ltd Class H(a)	2,342,188
25,377	China Yuchai International Ltd	1,203,124
191,706	Clicks Group Ltd	2,662,232
238,458	Contemporary Amperex Technology Co Ltd Class A	13,861,461
1,773,000	Eva Airways Corp	2,514,306
10,744	Force Motors Ltd	2,116,942
328,000	Fuyao Glass Industry Group Co Ltd Class H	2,144,881
568,000	Geely Automobile Holdings Ltd	1,221,046
1,697,500	Great Wall Motor Co Ltd Class H	1,906,829
514,800	Guming Holdings Ltd(a)	1,387,987
197,420	H World Group Ltd ADR	8,236,362
47,835	Hero MotoCorp Ltd	2,427,942
4,089	Hyundai Mobis Co Ltd	1,346,641
767,523	Jarir Marketing Co	3,423,600
104,884	Kia Corp	9,472,885
52,671,078	Latam Airlines Group SA	1,531,633
41,756	LG Electronics Inc	5,566,775
9,757	LG Energy Solution Ltd(b)	2,308,362
992,500	Loncin Motor Co Ltd Class A	1,747,021
28,309,500	Map Aktif Adiperkasa PT	985,686
132,100	Midea Group Co Ltd Class A	1,472,754
464,800	Minth Group Ltd	1,574,978
120,000	Nien Made Enterprise Co Ltd	1,311,108
3,767	Page Industries Ltd	1,647,741
120,200	Pop Mart International Group Ltd(a)	2,380,389
550,238	Raia Drogasil SA	1,787,477
4,495,500	Sime Darby Bhd	2,366,977

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
497,237	Tata Motors Ltd	$ 2,229,595
1,599,384	Tata Motors Passenger Vehicles Ltd	5,965,610
57,823	TVS Motor Co Ltd	2,117,231
1,194,000	Yadea Group Holdings Ltd(e)	1,358,118
59,407	Yum China Holdings Inc	2,427,964
706,400	Yutong Bus Co Ltd Class A	2,795,835
445,563	Zabka Group SA(a)	3,226,807
		107,690,801
Consumer, Non-Cyclical — 6.09%
6,123,900	99 Speed Mart Retail Holdings Bhd	5,310,760
73,248	Acutaas Chemicals Ltd	2,734,806
44,684	Ajanta Pharma Ltd	1,617,354
40,472	Apollo Hospitals Enterprise Ltd	3,714,846
472,100	Arca Continental SAB de CV	5,645,493
20,565	BeOne Medicines Ltd ADR(b)	5,860,408
141,700	BeOne Medicines Ltd Class H(b)	3,088,468
699,000	Charoen Pokphand Enterprise	2,497,112
674,000	China Mengniu Dairy Co Ltd	1,384,577
211,142	Cipla Ltd	3,272,580
15,931	CJ CheilJedang Corp	1,907,851
407,004	Dino Polska SA(b)(e)	3,074,947
24,150	Eastroc Beverage Group Co Ltd Class H	330,094
976,000	Hansoh Pharmaceutical Group Co Ltd(e)	3,698,580
4,772,000	Indofood Sukses Makmur Tbk PT	1,785,195
323,000	Innovent Biologics Inc(b)(e)	3,290,208
648,770	International Container Terminal Services Inc	9,440,376
15,219,300	Japfa Comfeed Indonesia Tbk PT	1,658,228
177,000	Jiangsu Hengrui Pharmaceuticals Co Ltd Class H	1,309,568
2,805,700	KPJ Healthcare Bhd	2,238,458
29,400	Kweichow Moutai Co Ltd Class A	5,140,688
319,800	Localiza Rent a Car SA	2,579,562
91,840	Lupin Ltd	2,347,365
204,497	Marico Ltd	1,808,471
386,200	Muyuan Foods Co Ltd Class H	1,429,996
16,300	Nestle Malaysia Bhd	374,129
45,660	New Oriental Education & Technology Group Inc Sponsored ADR	2,096,251
272,000	Nongfu Spring Co Ltd Class H(e)	1,380,545
128,500	PicS NV(a)(b)	1,365,955
146,120	SAI Life Sciences Ltd(b)(e)	1,904,641
2,850	Samsung Biologics Co Ltd(b)(e)	2,576,541
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
544,207	Sun Pharmaceutical Industries Ltd	$ 10,713,930
312,980	Tata Consumer Products Ltd	3,561,995
4,812,600	Thaifoods Group PCL Class F	1,599,640
1,712,000	Tingyi Cayman Islands Holding Corp	2,134,699
55,787	Torrent Pharmaceuticals Ltd	2,723,329
3,498,000	Uni-President China Holdings Ltd(a)	3,010,577
160,300	WuXi AppTec Co Ltd Class H(a)(e)	3,155,591
636,000	WuXi Biologics Cayman Inc(b)(e)	2,828,646
577,904	Zhejiang NHU Co Ltd Class A	2,424,454
		119,016,914
Energy — 2.35%
38,282	HD Hyundai Co Ltd	4,985,561
61,462	Motor Oil Hellas Corinth Refineries SA	2,695,283
79,688	ORLEN SA	2,679,390
4,068,000	PetroChina Co Ltd Class H	4,390,436
506,400	Petroleo Brasileiro SA	3,705,079
803,743	Petroleo Brasileiro SA Sponsored ADR	12,988,487
374,700	PTT Exploration & Production PCL	1,505,270
347,878	Reliance Industries Ltd	4,765,447
228,600	Sungrow Power Supply Co Ltd Class A	5,363,569
127,100	Yantai Jereh Oilfield Services Group Co Ltd Class A	2,876,635
		45,955,157
Financial — 21.64%
110,207	360 ONE WAM Ltd	1,252,350
739,153	Abu Dhabi Commercial Bank PJSC	2,912,270
967,969	Akbank TAS	1,602,293
375,973	Al Rajhi Bank	6,595,332
1,166,524	Aldar Properties PJSC	2,632,335
1,155,583	Alpha Bank SA	5,230,572
436,857	Axis Bank Ltd	6,217,421
398,540	Bajaj Finance Ltd	4,238,704
262,400	Banco BTG Pactual SA	2,762,614
656,100	Bangkok Bank PCL	3,554,974
9,951,000	Bank Central Asia Tbk PT	3,100,764
8,288,800	Bank Mandiri Persero Tbk PT	1,787,774
1,051,192	Bank of Baroda	3,029,191
5,185,800	Bank of Beijing Co Ltd Class A	3,746,381
1,777,000	Bank of Guiyang Co Ltd Class A	1,344,450
3,247,046	Bank of India	4,824,196
4,897,264	Bank of Maharashtra	4,739,899
1,318,585	Banque Saudi Fransi	6,810,520

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
10,026,600	BFI Finance Indonesia Tbk PT	$ 413,028
390,900	BOC Aviation Ltd(e)	4,064,396
2,307,992	Canara Bank	3,065,542
18,305	Capitec Bank Holdings Ltd	5,314,214
1,809,000	Cathay Financial Holding Co Ltd	5,610,059
1,675,000	China CITIC Bank Corp Ltd Class H	1,421,909
3,433,799	China Construction Bank Corp Class A	4,871,929
2,344,000	China Construction Bank Corp Class H	2,417,724
15,882,000	China Everbright Bank Co Ltd Class H(a)	5,942,385
1,236,000	China Merchants Bank Co Ltd Class H	7,096,823
7,190,000	Chongqing Rural Commercial Bank Co Ltd Class H	5,298,865
1,640,217	Commercial International Bank GDR	3,854,510
302,770	Computer Age Management Services Ltd	2,553,951
20,809	Credicorp Ltd	8,106,770
6,543,000	E.Sun Financial Holding Co Ltd	7,100,289
1,270,155	Emaar Development PJSC	4,785,432
1,237,139	Emaar Properties PJSC	4,020,935
513,905	First Abu Dhabi Bank PJSC	2,380,974
799,153	FirstRand Ltd	4,750,084
1,856,600	Gentera SAB de CV(a)	4,023,739
122,924	Godrej Properties Ltd	2,430,270
72,792	Halyk Savings Bank of Kazakhstan JSC GDR	2,211,224
66,710	Hana Financial Group Inc	4,982,838
596,919	HDFC Bank Ltd	5,037,672
6,100,500	Huaxia Bank Co Ltd Class A	5,745,010
7,180,000	Huishang Bank Corp Ltd Class H	3,954,889
832,830	ICICI Bank Ltd	12,157,013
2,628,000	Industrial & Commercial Bank of China Ltd Class H	2,158,865
112,110	Intercorp Financial Services Inc	6,385,786
490,451	Itau Unibanco Holding SA	4,016,863
380,342	Jammu & Kashmir Bank Ltd	622,290
965,557	Karur Vysya Bank Ltd	3,027,450
121,172	KB Financial Group Inc	12,537,343
1,930,000	KGI Financial Holding Co Ltd	1,753,550
682,727	Kuwait Real Estate Co KSC(b)	771,319
961,199	LIC Housing Finance Ltd	5,733,913
1,384,411	Life Insurance Corp of India	6,323,511
69,624	Meritz Financial Group Inc	4,782,275
1,846,480	Metropolitan Bank & Trust Co	1,960,771
205,388	Multi Commodity Exchange of India Ltd	6,174,245
70,909	Nova Ljubljanska Banka dd GDR	3,516,062
Shares		Fair Value
Financial — (continued)
550,182	NU Holdings Ltd Class A(b)	$ 7,350,432
7,222,478	Old Mutual Ltd	5,932,931
57,286	OTP Bank Nyrt	8,461,488
266,134	Pagseguro Digital Ltd Class A	2,408,513
2,095,000	People's Insurance Co Group of China Ltd Class H	1,257,481
1,792,000	PICC Property & Casualty Co Ltd Class H	3,288,357
2,067,500	Ping An Insurance Group Co of China Ltd Class H	13,518,933
662,475	Piraeus Bank SA	6,895,587
199,691	Piramal Finance Ltd	4,569,825
461,870	Power Finance Corp Ltd	2,073,926
147,125	Powszechna Kasa Oszczednosci Bank Polski SA	4,039,622
720,236	Prologis Property Mexico SA de CV REIT(a)	3,109,525
1,941,300	Public Bank Bhd	2,288,533
720,500	RHB Bank Bhd	1,464,717
15,919	Samsung Fire & Marine Insurance Co Ltd	6,423,811
821,730	Saudi National Bank	8,459,141
1,244,522	Sberbank of Russia PJSC(b)(c)(d)	0
170,939	SBI Life Insurance Co Ltd(e)	3,190,598
47,197	SK Square Co Ltd	53,373,242
9,801,748	South Indian Bank Ltd	4,732,916
127,857	State Bank of India	1,389,059
658,745	Tata Capital Ltd(b)	2,550,736
61,708,700	TMBThanachart Bank PCL(b)	4,575,802
10,981,042	Turkiye Is Bankasi AS Class C	3,493,747
2,959,046	Union Bank of India Ltd	5,400,162
133,120	Woori Financial Group Inc	2,514,161
9,070,954	Yes Bank Ltd(b)	2,319,580
4,011,000	Yuanta Financial Holding Co Ltd	8,342,268
		423,183,850
Industrial — 12.22%
148,999	Al Babtain Power & Telecommunication Co	2,565,803
28,451	Amber Enterprises India Ltd(b)	2,268,212
587,789	Aselsan Elektronik Sanayi Ve Ticaret AS	4,347,342
116,869	Bizlink Holding Inc	7,161,758
968,190	Cemex SAB de CV Sponsored ADR	11,618,280
167,300	Chaozhou Three-Circle Group Co Ltd Class A	4,181,568
192,000	Chroma ATE Inc	13,342,745
344,000	Compeq Manufacturing Co Ltd	2,556,845
959,600	COSCO Shipping Energy Transportation Co Ltd Class A	2,546,124
618,000	Delta Electronics Inc	38,812,744

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
412,200	Delta Electronics Thailand PCL NVDR	$ 4,109,942
142,696	Delton Technology Guangzhou Inc Class A(b)	5,026,914
17,524	Dixon Technologies India Ltd	2,210,616
230,600	Dongfang Electric Corp Ltd Class H(a)	632,420
1,429,212	Electrical Industries Co	5,493,092
87,000	Elite Material Co Ltd	15,040,605
54,847	Embraer SA Sponsored ADR	3,499,239
146,000	Genius Electronic Optical Co Ltd	3,049,297
89,722	Grasim Industries Ltd	2,941,237
73,200	Han's Laser Technology Industry Group Co Ltd Class A	1,628,966
2,438	Hanwha Aerospace Co Ltd	1,577,828
6,479	HD Hyundai Electric Co Ltd	4,156,158
6,510	HD Hyundai Heavy Industries Co Ltd	2,510,086
10,125	HD Hyundai Marine Solution Co Ltd	1,483,661
18,870	HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,306,476
112,896	Hindustan Aeronautics Ltd	5,233,068
914	Hyosung Heavy Industries Corp	2,077,151
47,238	Hyundai Rotem Co Ltd	5,323,522
2,463,000	JD Logistics Inc(b)(e)	3,706,966
39,000	Jentech Precision Industrial Co Ltd	4,283,382
195,581	Jiangsu Hengli Hydraulic Co Ltd Class A	3,110,689
576,200	Jiangsu Zhongtian Technology Co Ltd Class A	5,210,741
90,000	Lotes Co Ltd	6,070,100
205,900	Neway Valve Suzhou Co Ltd Class A	1,532,818
115,000	Raytron Technology Co Ltd Class A	2,636,380
13,303	Samsung Electro-Mechanics Co Ltd	19,265,939
173,987	Samsung Heavy Industries Co Ltd(b)	2,646,180
78,763	Sansera Engineering Ltd(e)	2,664,771
935,600	Sany Heavy Industry Co Ltd Class H	2,219,066
499,900	Shenzhen Inovance Technology Co Ltd Class A	4,902,053
336,000	Sunonwealth Electric Machine Industry Co Ltd	1,516,530
1,355,500	Sunway Construction Group Bhd	2,474,686
2,586,725	Suzlon Energy Ltd(b)	1,613,549
78,258	Tube Investments of India Ltd	2,509,114
198,000	Yageo Corp	7,222,857
631,600	Zhejiang Sanhua Intelligent Controls Co Ltd Class H(a)	2,146,520
Shares		Fair Value
Industrial — (continued)
157,200	ZTO Express Cayman Inc	$ 3,478,678
		238,912,718
Technology — 37.61%
478,000	Advantech Co Ltd	7,457,258
669,000	ASE Technology Holding Co Ltd	14,929,777
93,000	Asia Vital Components Co Ltd	7,522,792
4,000	ASPEED Technology Inc	2,110,634
154,819	Coforge Ltd	2,403,556
44,700	G-bits Network Technology Xiamen Co Ltd Class A	2,369,921
534,600	Giant Network Group Co Ltd Class A	2,178,361
139,147	HCL Technologies Ltd	1,580,500
717,502	Infosys Ltd	7,606,947
156,000	International Games System Co Ltd	3,885,508
323,000	MediaTek Inc	44,013,504
98,720	Montage Technology Co Ltd Class A	4,560,016
48,095	NAURA Technology Group Co Ltd Class A	6,307,736
265,400	NetEase Inc	6,815,944
2,294,000	Newborn Town Inc(a)(b)	2,222,077
16,800	Piotech Inc Class A	2,143,219
65,113	Rasan Information Technology Co(a)(b)	2,679,248
203,000	Realtek Semiconductor Corp	5,181,475
864,527	Samsung Electronics Co Ltd	191,836,224
10,267	Silicon Motion Technology Corp ADR	3,422,299
68,253	SK hynix Inc	120,438,094
3,573,000	Taiwan Semiconductor Manufacturing Co Ltd	281,874,969
80,320	Tata Consultancy Services Ltd	1,726,357
804,000	United Microelectronics Corp	4,312,496
310,000	Winbond Electronics Corp	2,082,704
282,200	XD Inc	1,610,280
1,018,400	Zhejiang Century Huatong Group Co Ltd Class A	2,125,557
		735,397,453
Utilities — 1.44%
442,800	Axia Energia	4,663,626
1,038,500	Companhia de Saneamento do Paraná SANEPAR	7,475,478
248,796	Korea Electric Power Corp	5,994,801
269,348	Nava Ltd	1,727,651
763,959	PGE Polska Grupa Energetyczna SA(b)	1,920,775
863,840	Saudi Energy Co	4,092,516

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Utilities — (continued)
940,839	Tauron Polska Energia SA	$ 2,283,051
		28,157,898
TOTAL COMMON STOCK — 99.62% (Cost $1,267,697,977)		$1,947,868,952
PREFERRED STOCK
Financial — 0.20%
$ 1,122,200	Banco Bradesco SA(b)	3,925,950
TOTAL PREFERRED STOCK — 0.20% (Cost $3,553,726)		$3,925,950
GOVERNMENT MONEY MARKET MUTUAL FUNDS
27,486,009	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 3.60%(g)	27,486,009
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.40% (Cost $27,486,009)		$27,486,009
TOTAL INVESTMENTS — 101.22% (Cost $1,298,737,712)		$1,979,280,911
OTHER ASSETS & LIABILITIES, NET — (1.22)%		$(23,911,772)
TOTAL NET ASSETS — 100.00%		$1,955,369,139
(a)	All or a portion of the security is on loan as of June 30, 2026.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs,and Russian GDRs are subject to trade restrictions; and therefore, the ability of the Fund to buy these securities is currently not permitted, and the ability of the Fund to sell these securities is uncertain.
(e)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $40,504,165, representing 2.07% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of June 30, 2026.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Summary of Investments by Country as of June 30, 2026.
Country:	Fair Value	Percentage of Fund Investments
Taiwan	$527,944,641	26.67%
South Korea	478,246,095	24.16
China	328,455,237	16.59
India	213,599,585	10.79
Brazil	58,529,272	2.96
Saudi Arabia	45,817,579	2.31
United States	42,212,858	2.13
Hong Kong	39,269,072	1.98
South Africa	34,577,649	1.75
Mexico	28,673,048	1.45
Thailand	18,570,498	0.94
United Arab Emirates	16,731,946	0.85
Malaysia	16,518,260	0.83
Poland	15,907,316	0.80
Greece	14,821,443	0.75
Peru	14,492,556	0.73
Singapore	11,783,358	0.60
Hungary	11,427,194	0.58
Philippines	11,401,147	0.58
Indonesia	11,268,388	0.57
Canada	9,602,030	0.49
Turkey	9,443,382	0.48
Egypt	3,854,510	0.19
Slovenia	3,516,062	0.18
Luxembourg	3,226,807	0.16
Australia	3,074,687	0.16
Kazakhstan	2,211,224	0.11
Ireland	1,802,115	0.09
Chile	1,531,633	0.08
Kuwait	771,319	0.04
Russia	0	0.00
Total	$1,979,280,911	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.44%
75,158	Air Liquide SA	$ 14,883,158
530,208	Glencore PLC	3,614,491
182,100	JX Advanced Metals Corp	5,025,829
109,609	Novonesis / Novozymes Class B	6,918,370
		30,441,848
Communications — 4.98%
665,600	M3 Inc	7,418,776
112,373	Scout24 SE(a)	9,299,350
14,708	Spotify Technology SA(b)	6,752,884
1,500,607	Telstra Group Ltd	5,262,420
277,400	Tencent Holdings Ltd	15,307,642
		44,041,072
Consumer, Cyclical — 14.22%
154,400	Asics Corp	4,199,481
39,930	Cie Financiere Richemont SA Class A	9,216,977
450,228	Clicks Group Ltd	6,252,342
359,097	Compass Group PLC	15,384,999
46,269	Dollarama Inc	6,120,916
13,297	Ferrari NV	4,942,415
44,766	IMCD NV(c)	4,047,900
97,499	Industria de Diseno Textil SA	6,145,568
7,924	Kering SA	2,241,429
15,175	LVMH Moet Hennessy Louis Vuitton SE	8,392,662
99,200	Nintendo Co Ltd	4,170,369
10,873	Rational AG	7,965,384
111,365	Ryanair Holdings PLC Sponsored ADR	7,210,884
532,700	Sanrio Co Ltd(c)	3,603,863
324,500	Sony Group Corp	6,530,259
422,400	Sumitomo Electric Industries Ltd	7,838,531
312,500	Suzuki Motor Corp	3,779,918
252,900	Toei Animation Co Ltd	3,785,840
49,528	Toromont Industries Ltd	8,144,488
275,110	Universal Music Group NV	5,763,409
		125,737,634
Consumer, Non-Cyclical — 22.21%
180,200	Ajinomoto Co Inc	6,569,943
13,512	Argenx SE(b)	12,523,746
95,019	AstraZeneca PLC	17,737,987
263,733	Brambles Ltd	3,560,937
76,135	British American Tobacco PLC	4,710,465
74,620	Coloplast A/S Class B	4,249,936
267,034	Diageo PLC	5,376,339
61,331	EssilorLuxottica SA	11,516,185
275,091	Experian PLC	9,267,939
30,718	Galderma Group AG	6,986,735
115,985	InterContinental Hotels Group PLC	19,323,101
220,000	Kao Corp(c)	4,360,111
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
23,656	L'Oreal SA	$ 10,369,734
333,681	Novo Nordisk A/S Class B	16,025,683
45,061	Pernod Ricard SA	3,275,373
296,800	Recruit Holdings Co Ltd	20,651,040
522,569	RELX PLC	16,514,346
17,243	UCB SA	5,162,040
214,528	Unilever PLC	12,921,050
81,568	Wolters Kluwer NV	5,274,142
		196,376,832
Energy — 0.34%
88,090	SBM Offshore NV	3,045,339
Financial — 13.91%
1,536,200	AIA Group Ltd	14,064,272
33,306	Aon PLC Class A	11,047,267
349,297	Computershare Ltd	9,250,392
192,910	DBS Group Holdings Ltd	9,767,960
270,822	Gjensidige Forsikring ASA	7,330,791
406,929	HDFC Bank Ltd ADR	10,510,976
303,900	Hong Kong Exchanges & Clearing Ltd	14,139,543
135,408	London Stock Exchange Group PLC	14,636,163
7,518	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,198,492
9,207	Partners Group Holding AG	7,541,311
261,000	Singapore Exchange Ltd	4,869,592
210,301	Standard Chartered PLC	5,684,309
200,872	UBS Group AG	9,955,444
		122,996,512
Industrial — 18.99%
324,530	Assa Abloy AB Class B	11,465,925
22,105	AT&S Austria Technologie & Systemtechnik AG(b)(c)	5,342,246
472,800	Azbil Corp	5,035,154
89,804	Diploma PLC	8,482,559
32,789	DSV A/S	7,802,254
123,733	Halma PLC	6,464,053
4,975	Hanwha Aerospace Co Ltd	3,219,727
998,158	Hexagon AB Class B	8,258,111
41,700	Hoya Corp	6,726,268
27,800	Keyence Corp	14,052,549
102,900	Kinden Corp	5,079,419
48,464	Legrand SA	8,211,921
421,800	Penta-Ocean Construction Co Ltd	4,466,000
38,551	Prysmian SpA	6,489,776
771,991	Rolls-Royce Holdings PLC	14,796,780
41,323	Safran SA	16,284,555
20,559	Sartorius AG	5,393,608
35,988	Schneider Electric SE	11,776,160
48,300	Siemens Energy AG	9,207,953
70,330	SPIE SA	4,049,022

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
6,094	VAT Group AG(a)	$ 5,343,955
		167,947,995
Technology — 18.85%
47,640	Accenture PLC Class A	5,928,322
41,600	Advantest Corp	8,558,304
25,533	ASML Holding NV	50,559,655
21,892	Capgemini SE	2,197,786
70,963	Check Point Software Technologies Ltd(b)	9,326,667
88,393	Indra Sistemas SA(c)	4,848,304
123,536	Infineon Technologies AG	11,637,291
14,600	Kioxia Holdings Corp(b)	8,485,957
19,200	Lasertec Corp	6,098,658
16,195	Nebius Group NV(b)	4,472,573
54,741	SAP SE	8,438,198
43,072	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	20,569,895
31,400	Tokyo Electron Ltd	15,224,422
1,278,100	TOTVS SA	7,095,741
12,456	Tower Semiconductor Ltd(b)	3,246,532
		166,688,305
Utilities — 1.04%
63,479	RWE AG	4,106,697
Shares		Fair Value
Utilities — (continued)
159,010	SSE PLC	$ 5,127,972
		9,234,669
TOTAL COMMON STOCK — 97.98% (Cost $793,348,430)		$866,510,206
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,217,987	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 3.60%(e)	11,217,987
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.27% (Cost $11,217,987)		$11,217,987
TOTAL INVESTMENTS — 99.25% (Cost $804,566,417)		$877,728,193
OTHER ASSETS & LIABILITIES, NET — 0.75%		$6,606,078
TOTAL NET ASSETS — 100.00%		$884,334,271

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $14,643,305, representing 1.66% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan as of June 30, 2026.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 30, 2026.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Summary of Investments by Country as of June 30, 2026.
Country:	Fair Value	Percentage of Fund Investments
United Kingdom	$158,207,390	18.02%
Japan	151,660,692	17.28
France	93,197,985	10.62
Netherlands	85,686,765	9.76
Germany	60,246,972	6.86
Switzerland	42,658,913	4.86
Denmark	34,996,243	3.99
Hong Kong	28,203,815	3.21
Sweden	26,476,920	3.02
Ireland	22,407,144	2.55
Taiwan	20,569,895	2.34
Australia	18,073,749	2.06
China	15,307,642	1.74
Singapore	14,637,551	1.67
Canada	14,265,405	1.63
Israel	12,573,199	1.43
Italy	11,432,191	1.30
United States	11,217,987	1.28
Spain	10,993,872	1.25
India	10,510,976	1.20
Norway	7,330,791	0.84
Brazil	7,095,741	0.81
South Africa	6,252,342	0.71
Austria	5,342,246	0.61
Belgium	5,162,040	0.59
South Korea	3,219,727	0.37
Total	$877,728,193	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.40%
102,988	Air Liquide SA	$ 20,394,447
27,366	Akzo Nobel NV(a)	1,861,043
171,338	Anglo American PLC	8,402,303
55,841	Antofagasta PLC	2,833,371
67,873	ArcelorMittal SA	4,092,256
205,400	Asahi Kasei Corp	2,284,478
141,256	BASF SE	7,550,544
821,727	BHP Group Ltd	34,243,705
45,873	Boliden AB	2,591,986
19,022	Brenntag SE	1,156,673
27,691	DSM-Firmenich AG	2,628,348
1,088	EMS-Chemie Holding AG	932,632
34,336	Endeavour Mining PLC	1,681,363
323,352	Evolution Mining Ltd	2,673,710
38,653	Evonik Industries AG	701,375
268,575	Fortescue Ltd	3,574,801
34,232	Fresnillo PLC	1,246,185
1,452	Givaudan SA	6,141,612
1,518,167	Glencore PLC	10,349,523
128,150	ICL Group Ltd	642,793
89,200	JFE Holdings Inc(a)	861,181
88,100	JX Advanced Metals Corp	2,431,497
143,409	Lynas Rare Earths Ltd(b)	1,799,472
192,500	Mitsubishi Chemical Group Corp	1,350,761
8,700	Mitsui Kinzoku Co Ltd	2,328,034
147,700	Nippon Paint Holdings Co Ltd(a)	963,385
26,200	Nippon Sanso Holdings Corp	971,863
772,870	Nippon Steel Corp(a)	2,560,622
109,300	Nitto Denko Corp	2,150,345
217,451	Norsk Hydro ASA	1,967,667
215,765	Northern Star Resources Ltd	2,856,651
56,162	Novonesis / Novozymes Class B	3,544,869
513,498	PLS Group Ltd(b)	1,799,417
28,300	Resonac Holdings Corp	3,148,045
60,211	Rio Tinto Ltd	7,244,557
171,954	Rio Tinto PLC	16,265,434
267,000	Shin-Etsu Chemical Co Ltd	11,638,395
713,408	South32 Ltd	1,937,187
39,300	Sumitomo Metal Mining Co Ltd	1,822,760
11,314	Syensqo SA	836,518
20,997	Symrise AG	2,106,199
218,400	Toray Industries Inc	1,529,813
81,895	UPM-Kymmene OYJ	2,170,817
26,319	Yara International ASA	1,157,453
		191,426,090
Communications — 4.22%
148,226	Airtel Africa PLC(c)	643,989
944,298	BT Group PLC	2,381,633
60,671	CAR Group Ltd	1,083,039
32,478	Delivery Hero SE(a)(b)(c)	1,329,086
558,367	Deutsche Telekom AG	15,223,431
22,640	Elisa OYJ	950,132
Shares		Fair Value
Communications — (continued)
367,222	Grab Holdings Ltd Class A(b)	$ 1,384,427
575,900	HKT Trust & HKT Ltd	856,794
206,836	Informa PLC	2,480,986
465,800	KDDI Corp	7,824,374
611,016	Koninklijke KPN NV	3,017,662
425,200	LY Corp	1,131,696
14,637	Millicom International Cellular SA	1,328,454
813,266	Nokia OYJ	10,845,864
4,869,800	NTT Inc(a)	4,331,828
295,885	Orange SA(a)	5,580,013
91,824	Pearson PLC	1,458,601
211,963	Prosus NV	9,210,525
36,319	Publicis Groupe SA(a)	3,589,136
240,300	Rakuten Group Inc(b)	1,121,643
12,236	Scout24 SE(c)	1,012,582
60,400	Sea Ltd ADR(b)	5,788,132
1,185,600	Singapore Telecommunications Ltd	4,047,658
4,569,000	SoftBank Corp	5,834,292
599,600	SoftBank Group Corp	22,241,142
23,739	Spotify Technology SA(b)	10,899,287
4,271	Swisscom AG	3,294,334
88,203	Tele2 AB Class B	1,534,908
278,598	Telecom Italia SpA(b)	2,536,693
422,366	Telefonaktiebolaget LM Ericsson Class B	4,736,707
577,069	Telefonica SA(a)	2,319,160
98,170	Telenor ASA	1,406,325
377,664	Telia Co AB	1,839,541
625,196	Telstra Group Ltd	2,192,476
2,967,955	Vodafone Group PLC	3,927,496
		149,384,046
Consumer, Cyclical — 10.16%
29,013	Accor SA	1,682,891
39,731	AddTech AB Class B	1,404,080
27,082	adidas AG	5,558,009
78,800	Aisin Corp	1,069,843
71,127	Amadeus IT Group SA	4,161,004
23,200	ANA Holdings Inc(a)	424,725
88,364	Aristocrat Leisure Ltd	3,744,634
110,700	Asics Corp	3,010,897
49,988	Associated British Foods PLC	1,313,786
14,789	Avolta AG	988,009
80,900	Bandai Namco Holdings Inc	1,875,350
44,491	Bayerische Motoren Werke AG	2,920,766
180,800	Bridgestone Corp(a)	3,812,278
50,134	Bunzl PLC	1,748,291
86,831	Cie Financiere Richemont SA Class A	20,043,060
102,656	Cie Generale des Etablissements Michelin SCA	3,965,617
427,130	CK Hutchison Holdings Ltd	3,620,199
270,237	Compass Group PLC	11,577,919
17,069	Continental AG	1,412,372

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
9,281	CTS Eventim AG & Co KGaA	$ 542,090
72,190	Daimler Truck Holding AG	3,481,644
89,100	Daiwa House Industry Co Ltd	2,414,318
276,300	Denso Corp	3,181,320
91,493	Deutsche Lufthansa AG	1,048,401
3,623	D'ieteren Group	707,244
17,842	Dr Ing hc F Porsche AG(a)	890,738
18,618	Evolution AB(c)	1,278,028
30,300	Fast Retailing Co Ltd	15,524,035
19,925	Ferrari NV	7,406,002
311,000	Galaxy Entertainment Group Ltd	1,170,772
65,251	H & M Hennes & Mauritz AB Class B(a)	1,122,438
4,164	Hermes International SCA	7,614,658
582,500	Honda Motor Co Ltd	5,247,023
171,949	Industria de Diseno Textil SA	10,838,308
196,087	International Consolidated Airlines Group SA	1,244,784
84,800	Isuzu Motors Ltd	1,129,214
896,300	ITOCHU Corp	10,229,153
11,773	Kering SA	3,330,179
267,627	Kingfisher PLC	1,004,500
348,552	Lottery Corp Ltd	1,385,600
40,138	LVMH Moet Hennessy Louis Vuitton SE	22,198,659
223,700	Marubeni Corp	6,521,656
116,302	Mercedes-Benz Group AG	5,849,819
488,500	Mitsubishi Corp	13,068,445
381,700	Mitsui & Co Ltd	10,658,201
37,486	Moncler SpA	2,181,576
18,610	Next PLC	3,589,441
175,500	Nintendo Co Ltd	7,378,022
333,700	Nissan Motor Co Ltd(a)	617,827
65,400	Nitori Holdings Co Ltd(a)	969,119
168,200	Oriental Land Co Ltd(a)	2,561,341
304,700	Pan Pacific International Holdings Corp	1,544,385
371,400	Panasonic Holdings Corp	10,448,742
12,476	Pandora A/S	1,433,325
23,461	Porsche Automobil Holding SE	724,652
114,725	Qantas Airways Ltd	842,915
804	Rational AG	588,997
29,771	Renault SA	855,242
35,399	Rexel SA	1,550,844
65,558	Ryanair Holdings PLC	2,049,253
80,000	Ryohin Keikaku Co Ltd	1,748,644
397,672	Sands China Ltd	663,522
149,800	Sanrio Co Ltd(a)	1,013,438
94,300	Sekisui House Ltd	1,960,463
33,851	SGH Ltd	1,093,413
11,300	Shimano Inc	1,205,262
256,200	Singapore Airlines Ltd	1,523,583
13,381	Sodexo SA	773,965
943,100	Sony Group Corp	18,979,006
318,594	Stellantis NV	1,825,664
93,500	Subaru Corp	1,367,933
654,800	Sumitomo Corp	6,293,727
Shares		Fair Value
Consumer, Cyclical — (continued)
450,800	Sumitomo Electric Industries Ltd	$ 8,365,553
247,000	Suzuki Motor Corp	2,987,647
4,461	Swatch Group AG	1,090,217
82,000	Toho Co Ltd	655,869
49,400	Tokyo Gas Co Ltd	1,870,570
1,527,775	Toyota Motor Corp	25,594,062
102,900	Toyota Tsusho Corp	3,830,160
162,688	Universal Music Group NV	3,408,228
252,078	Volvo AB Class B	8,574,626
184,080	Wesfarmers Ltd	11,520,300
143,500	Yamaha Motor Co Ltd(a)	1,089,627
34,738	Zalando SE(b)(c)	1,006,567
15,300	Zensho Holdings Co Ltd	761,718
		359,960,404
Consumer, Non-Cyclical — 18.53%
8,956	Abivax SA(b)	1,181,203
4,379	Adyen NV(b)(c)	4,108,002
356,100	Aeon Co Ltd	2,944,998
137,000	Ajinomoto Co Inc	4,994,907
79,054	Alcon AG	5,330,606
146,624	Anheuser-Busch InBev SA	12,115,470
9,744	Argenx SE(b)	9,031,334
225,400	Asahi Group Holdings Ltd(a)	2,142,802
289,200	Astellas Pharma Inc	3,868,532
244,116	AstraZeneca PLC	45,571,165
55,827	Ayvens SA	735,370
574	Barry Callebaut AG	793,727
156,023	Bayer AG	8,629,321
15,080	Beiersdorf AG(a)	1,298,739
6,667	BioMerieux	523,367
216,437	Brambles Ltd	2,922,344
323,975	British American Tobacco PLC	20,044,302
53,137	Bureau Veritas SA	1,627,516
14,875	Carlsberg AS Class B	1,946,535
95,349	Carrefour SA	1,770,146
162	Chocoladefabriken Lindt & Spruengli AG	3,704,233
106,200	Chugai Pharmaceutical Co Ltd	4,905,719
32,757	Coca-Cola Europacific Partners PLC	3,276,028
34,739	Coca-Cola HBC AG	2,263,576
10,348	Cochlear Ltd	869,186
212,025	Coles Group Ltd	3,571,229
19,226	Coloplast A/S Class B	1,095,005
78,358	CSL Ltd	6,251,761
60,800	Dai Nippon Printing Co Ltd	1,115,587
285,000	Daiichi Sankyo Co Ltd	4,582,875
103,082	Danone SA	8,425,721
92,203	Davide Campari-Milano NV(a)	574,376
16,385	Demant A/S(b)	673,005
353,924	Diageo PLC	7,125,742
40,700	Eisai Co Ltd	1,025,976
48,900	EssilorLuxottica SA	9,182,003
95,031	Essity AB Class B	2,690,686

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,301	Eurofins Scientific SE	$ 1,432,132
145,768	Experian PLC	4,910,989
3,171	Financiere de Tubize SA	837,736
92,279	Fisher & Paykel Healthcare Corp Ltd	2,049,925
35,033	Fresenius Medical Care AG	1,585,965
66,013	Fresenius SE & Co KGaA	3,015,890
178,100	FUJIFILM Holdings Corp	3,810,175
29,181	Galderma Group AG	6,637,148
9,554	Genmab A/S(b)	2,619,252
655,197	GSK PLC	17,196,526
1,415,812	Haleon PLC	6,522,411
19,967	Heineken Holding NV	1,520,483
45,968	Heineken NV	3,859,579
14,292	Henkel AG & Co KGaA	1,131,041
119,393	Imperial Brands PLC	4,411,060
22,787	InterContinental Hotels Group PLC	3,796,314
24,599	Intertek Group PLC	1,891,958
6,215	Ipsen SA	1,197,745
274,871	J Sainsbury PLC	1,166,083
178,000	Japan Tobacco Inc(a)	6,568,111
46,150	Jeronimo Martins SGPS SA	883,866
142,400	Kao Corp(a)	2,822,181
24,972	Kerry Group PLC Class A	2,290,689
45,079	Kesko OYJ Class B(a)	1,007,843
104,800	Kikkoman Corp	1,075,074
125,000	Kirin Holdings Co Ltd(a)	2,155,774
140,054	Koninklijke Ahold Delhaize NV	5,636,085
130,661	Koninklijke Philips NV(a)	3,553,268
40,800	Kyowa Kirin Co Ltd(a)	649,365
37,094	Lifco AB Class B(a)	1,215,711
11,115	Lonza Group AG	7,498,229
38,735	L'Oreal SA	16,979,693
62	Lotus Bakeries NV(a)	822,321
77,660	Magnum Ice Cream Co NV(b)	1,351,951
325,542	Marks & Spencer Group PLC	1,606,558
20,246	Merck KGaA	3,394,123
78,088	Mowi ASA	1,442,531
415,222	Nestle SA	42,587,312
7,190	NMC Health PLC(b)(d)	477
296,463	Novartis AG	46,334,918
520,382	Novo Nordisk A/S Class B	24,992,364
181,200	Olympus Corp	1,897,379
17,092	Orion OYJ Class B	1,404,061
108,824	Orkla ASA	1,144,138
68,500	Otsuka Holdings Co Ltd	4,559,305
32,461	Pernod Ricard SA	2,359,510
32,535	QIAGEN NV	1,272,119
102,328	Reckitt Benckiser Group PLC	6,663,651
17,729	Recordati Industria Chimica e Farmaceutica SpA	1,039,252
213,700	Recruit Holdings Co Ltd	14,869,027
288,189	RELX PLC	9,104,337
396,226	Rentokil Initial PLC	2,252,803
118,766	Roche Holding AG	48,862,710
10,043	Salmar ASA	470,028
66,137	Sandoz Group AG	5,975,740
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
176,053	Sanofi SA	$ 15,053,119
4,703	Sartorius Stedim Biotech	975,178
63,000	Secom Co Ltd	2,502,751
80,551	Securitas AB Class B	1,322,863
302,500	Seven & i Holdings Co Ltd	3,627,694
26,069	SGS SA	3,023,038
117,600	Shionogi & Co Ltd	2,009,375
65,200	Shiseido Co Ltd(a)	1,052,392
53,023	Siemens Healthineers AG(c)	2,068,026
832,961	Sigma Healthcare Ltd	1,586,009
130,625	Smith & Nephew PLC	1,886,957
78,009	Sonic Healthcare Ltd	1,122,604
8,205	Sonova Holding AG	1,947,399
17,754	Straumann Holding AG	2,333,726
65,329	Sunbelt Rentals Holdings Inc	4,887,262
21,600	Suntory Beverage & Food Ltd(a)	601,910
30,708	Swedish Orphan Biovitrum AB(b)	1,463,767
251,852	Takeda Pharmaceutical Co Ltd	8,027,694
212,900	Terumo Corp	2,907,691
1,016,213	Tesco PLC	6,193,603
187,199	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	6,342,302
36,300	TOPPAN Holdings Inc	1,150,994
510,015	Transurban Group	5,071,039
19,980	UCB SA	5,981,416
171,300	Unicharm Corp(a)	992,672
352,995	Unilever PLC	21,201,280
43,357	Verisure PLC(b)	483,363
1,319,880	WH Group Ltd(c)	1,399,489
254,100	Wilmar International Ltd	709,163
116,825	Wise Group PLC Class A(b)	1,392,483
37,359	Wolters Kluwer NV	2,415,613
196,943	Woolworths Group Ltd	5,441,500
		656,422,382
Diversified — 0.04%
25,679	Jardine Matheson Holdings Ltd	1,592,098
Energy — 3.36%
48,826	Aker BP ASA	1,489,663
206,144	APA Group	1,444,351
113,326	Bollore SE	525,426
2,532,486	BP PLC	15,607,973
432,950	ENEOS Holdings Inc	3,204,856
292,462	Eni SpA	6,861,622
114,258	Equinor ASA	3,602,941
66,642	Galp Energia SGPS SA	1,412,400
118,680	Idemitsu Kosan Co Ltd	876,727
138,100	Inpex Corp(a)	2,786,614
66,101	Neste OYJ	2,158,191
23,917	OMV AG	1,502,977
179,396	Repsol SA(a)	4,482,117
523,777	Santos Ltd	2,598,390

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Energy — (continued)
906,742	Shell PLC	$ 35,225,540
317,596	TotalEnergies SE	24,558,186
147,632	Var Energi ASA	611,696
153,601	Vestas Wind Systems A/S	4,348,965
306,475	Woodside Energy Group Ltd	5,926,915
		119,225,550
Financial — 26.14%
157,038	3i Group PLC	5,161,958
100,883	ABN AMRO Bank NV(c)	4,290,724
40,284	Admiral Group PLC	1,901,498
194,623	Aegon Ltd	1,656,311
26,313	AerCap Holdings NV	3,835,909
23,205	Ageas SA	1,856,643
1,694,400	AIA Group Ltd	15,512,630
340,607	AIB Group PLC	4,002,965
61,402	Allianz SE	29,064,415
10,072	Amundi SA(c)	966,848
488,997	ANZ Group Holdings Ltd	11,933,648
24,342	ASR Nederland NV	1,838,323
31,637	ASX Ltd	1,167,503
479,359	Aviva PLC	4,131,673
253,900	AXA SA	12,722,743
6,863	Azrieli Group Ltd(a)	930,473
36,706	Banca Mediolanum SpA	914,758
312,276	Banca Monte dei Paschi di Siena SpA	3,880,772
903,536	Banco Bilbao Vizcaya Argentaria SA	22,748,068
179,296	Banco BPM SpA	3,100,443
1,204,002	Banco Comercial Portugues SA Class R	1,424,562
806,148	Banco de Sabadell SA	2,856,525
2,324,821	Banco Santander SA	32,268,073
211,493	Bank Hapoalim BM	4,878,185
235,478	Bank Leumi Le-Israel BM	5,269,669
151,895	Bank of Ireland Group PLC	3,026,189
107,202	Bankinter SA	1,795,182
4,628	Banque Cantonale Vaudoise(a)	677,549
2,192,110	Barclays PLC	14,686,468
12,054	BAWAG Group AG(c)	2,416,626
159,075	BNP Paribas SA	18,578,807
592,500	BOC Hong Kong Holdings Ltd	3,215,224
247,630	BPER Banca SpA	3,890,528
573,401	CaixaBank SA	8,124,014
650,251	CapitaLand Ascendas REIT	1,252,308
936,496	CapitaLand Integrated Commercial Trust REIT	1,718,463
388,357	Capitaland Investment Ltd	748,488
88,300	Chiba Bank Ltd	1,352,669
279,424	CK Asset Holdings Ltd	1,578,591
104,256	Commerzbank AG(a)	4,440,735
270,677	Commonwealth Bank of Australia	30,847,427
80,965	Computershare Ltd	2,144,187
8,357	Covivio SA REIT	511,719
Shares		Fair Value
Financial — (continued)
148,073	Credit Agricole SA	$ 2,978,194
35,308	CVC Capital Partners PLC	513,648
556,100	Daiichi Life Group Inc	6,071,916
46,900	Daito Trust Construction Co Ltd	895,943
211,900	Daiwa Securities Group Inc	2,101,570
100,989	Danske Bank A/S	5,413,272
332,633	DBS Group Holdings Ltd	16,842,806
287,660	Deutsche Bank AG	9,742,147
29,877	Deutsche Boerse AG	8,148,920
139,406	DNB Bank ASA	4,150,431
68,798	EQT AB(a)	1,946,264
48,327	Erste Group Bank AG	6,467,957
12,454	Euronext NV(c)	1,992,025
14,841	EXOR NV(a)	1,136,995
114,963	Fastighets AB Balder Class B(a)(b)	613,197
96,751	FinecoBank Banca Fineco SpA	2,432,698
9,063	Futu Holdings Ltd ADR	849,566
7,059	Gecina SA REIT	593,110
134,904	Generali(a)	6,576,938
30,246	Gjensidige Forsikring ASA	818,719
323,032	Goodman Group REIT	6,969,792
13,090	Groupe Bruxelles Lambert NV	1,193,537
9,612	Hannover Rueck SE	2,661,900
19,117	Harel Insurane Investments & Finance	1,007,067
12,504	Helvetia Baloise Holding AG	3,224,760
235,830	Henderson Land Development Co Ltd	747,989
191,012	Hong Kong Exchanges & Clearing Ltd	8,887,208
152,600	Hongkong Land Holdings Ltd	1,087,136
2,773,217	HSBC Holdings PLC	52,432,385
73,000	Hulic Co Ltd(a)	764,395
17,021	Industrivarden AB Class A	954,947
25,421	Industrivarden AB Class C	1,396,081
151,897	Infratil Ltd(a)	1,332,474
462,270	ING Groep NV	14,586,101
367,293	Insurance Australia Group Ltd	2,054,245
2,204,759	Intesa Sanpaolo SpA	15,153,892
23,025	Investment AB Latour Class B	457,552
279,892	Investor AB Class B	11,629,833
191,591	Israel Discount Bank Ltd Class A	1,897,009
151,700	Japan Exchange Group Inc	1,919,903
283,700	Japan Post Bank Co Ltd	5,399,478
284,400	Japan Post Holdings Co Ltd	3,822,667
85,800	Japan Post Insurance Co Ltd	811,016
32,325	Julius Baer Group Ltd	2,792,878
36,488	KBC Group NV	4,983,576
33,251	Klepierre SA REIT	1,389,673
12,807	L E Lundbergforetagen AB Class B	738,291
109,009	Land Securities Group PLC REIT	938,409

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
893,081	Legal & General Group PLC	$ 3,384,825
423,944	Link REIT	1,978,269
9,445,003	Lloyds Banking Group PLC	13,816,836
72,843	London Stock Exchange Group PLC	7,873,553
368,443	M&G PLC	1,643,269
58,883	Macquarie Group Ltd	10,236,432
146,261	Mapfre SA	724,150
425,961	Medibank Pvt Ltd	1,463,499
169,100	Mitsubishi Estate Co Ltd	4,312,252
144,300	Mitsubishi HC Capital Inc	1,172,155
1,723,100	Mitsubishi UFJ Financial Group Inc	34,329,210
396,700	Mitsui Fudosan Co Ltd	3,676,784
24,532	Mizrahi Tefahot Bank Ltd	1,624,797
381,610	Mizuho Financial Group Inc	18,328,276
193,200	MS&AD Insurance Group Holdings Inc	5,007,738
20,777	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,603,096
496,692	National Australia Bank Ltd	13,042,494
1,269,509	NatWest Group PLC	11,198,759
1,284	Nippon Building Fund Inc REIT(a)	995,970
41,332	NN Group NV	3,623,520
479,800	Nomura Holdings Inc	4,212,611
491,135	Nordea Bank Abp	9,320,194
177,200	ORIX Corp	6,749,820
527,785	Oversea-Chinese Banking Corp Ltd	10,128,557
3,580	Partners Group Holding AG	2,932,323
36,825	Phoenix Financial Ltd	2,036,012
405,094	Prudential PLC	5,377,797
243,549	QBE Insurance Group Ltd	4,236,558
20,830	Raiffeisen Bank International AG	1,331,594
8,220	REA Group Ltd	791,861
328,700	Resona Holdings Inc	4,285,604
37,460	Sagax AB Class B	595,776
383,607	Sampo OYJ Class A	4,028,606
90,480	SBI Holdings Inc	1,483,763
837,904	Scentre Group REIT	2,233,505
133,056	Schroders PLC	1,036,234
207,110	Segro PLC REIT	2,402,060
135,900	Singapore Exchange Ltd	2,535,546
583,485	Sino Land Co Ltd	766,371
240,591	Skandinaviska Enskilda Banken AB Class A	4,790,415
103,277	Societe Generale SA	9,141,033
2,430	Sofina SA(a)	618,898
131,250	Sompo Holdings Inc	4,986,225
287,906	Standard Chartered PLC	7,781,925
107,165	Standard Life PLC	1,183,951
366,542	Stockland REIT	1,033,645
580,400	Sumitomo Mitsui Financial Group Inc	22,751,135
101,572	Sumitomo Mitsui Trust Group Inc	3,792,696
Shares		Fair Value
Financial — (continued)
96,700	Sumitomo Realty & Development Co Ltd	$ 2,245,105
209,500	Sun Hung Kai Properties Ltd	3,015,402
175,694	Suncorp Group Ltd	2,343,953
216,675	Svenska Handelsbanken AB Class A	3,188,440
133,663	Swedbank AB Class A	4,993,096
52,000	Swire Pacific Ltd Class A	543,164
4,480	Swiss Life Holding AG	4,924,727
12,731	Swiss Prime Site AG	2,077,399
47,561	Swiss Re AG	7,559,816
72,900	T&D Holdings Inc	2,174,450
9,901	Talanx AG	1,252,319
290,800	Tokio Marine Holdings Inc	12,786,132
55,395	Tryg A/S	1,260,957
513,545	UBS Group AG	25,451,871
17,445	Unibail-Rodamco-Westfield REIT	2,041,531
218,273	UniCredit SpA	19,561,288
58,533	Unipol Assicurazioni SpA	1,636,020
199,106	United Overseas Bank Ltd	6,131,436
634,679	Vicinity Ltd REIT	1,130,889
119,252	Vonovia SE	2,941,875
54,752	Washington H Soul Pattinson & Co Ltd	1,750,128
552,931	Westpac Banking Corp	13,472,497
262,300	Wharf Real Estate Investment Co Ltd	716,338
165,500	Yokohama Financial Group Inc	1,782,348
24,135	Zurich Insurance Group AG	17,851,040
		926,273,823
Industrial — 16.99%
253,012	ABB Ltd	27,522,477
4,042	Acciona SA(a)	1,280,608
28,250	ACS Actividades de Construccion y Servicios SA	4,154,338
119,851	Aena SME SA(c)	3,652,163
5,779	Aeroports de Paris SA(a)	753,548
32,200	AGC Inc(a)	1,391,341
96,013	Airbus SE	21,362,034
45,564	Alfa Laval AB	2,718,150
55,427	Alstom SA	968,336
450	AP Moller - Maersk A/S Class A	1,038,729
519	AP Moller - Maersk A/S Class B(a)	1,232,909
158,379	Assa Abloy AB Class B	5,595,667
406,408	Atlas Copco AB Class A	8,237,481
237,678	Atlas Copco AB Class B	4,213,566
267,006	Auckland International Airport Ltd	1,267,470
474,922	BAE Systems PLC	11,635,613
64,977	Beijer Ref AB Class B(a)	952,369
1,590	Belimo Holding AG	1,787,761
30,770	Bouygues SA	1,718,307
12,195	Buzzi SpA	624,656

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
75,070	Cellnex Telecom SA(c)	$ 2,244,260
122,600	Central Japan Railway Co	2,616,901
70,619	Cie de Saint-Gobain SA	6,403,877
97,000	CK Infrastructure Holdings Ltd	739,549
21,967	CSG NV(a)(b)	320,620
50,700	Daifuku Co Ltd	2,246,013
41,800	Daikin Industries Ltd	6,376,122
3,101	Dassault Aviation SA	1,018,624
147,961	Deutsche Post AG	8,995,471
31,067	DSV A/S	7,392,498
151,500	East Japan Railway Co	3,166,051
73,100	Ebara Corp	2,862,781
10,680	Eiffage SA	1,575,349
4,464	Elbit Systems Ltd	3,394,311
98,369	Epiroc AB Class A	2,698,925
59,749	Epiroc AB Class B	1,386,750
147,800	FANUC Corp	6,805,616
77,625	Ferrovial SE	5,320,456
22,800	Fuji Electric Co Ltd	1,931,267
239,900	Fujikura Ltd	9,510,086
105,000	Furukawa Electric Co Ltd	3,158,105
23,205	GEA Group AG	1,593,387
5,351	Geberit AG	3,570,812
47,357	Getlink SE	1,006,640
60,358	Halma PLC	3,153,219
36,700	Hankyu Hanshin Holdings Inc	965,623
21,070	Heidelberg Materials AG	4,019,510
10,174	Hensoldt AG(a)	790,259
324,545	Hexagon AB Class B	2,685,075
713,500	Hitachi Ltd	19,746,898
2,460	HOCHTIEF AG	1,425,929
80,429	Holcim AG	7,251,699
53,700	Hoya Corp	8,661,885
37,900	Ibiden Co Ltd	5,722,192
163,300	IHI Corp	2,757,031
41,235	Indutrade AB	853,279
39,567	InPost SA(b)	697,292
67,300	Kajima Corp	2,453,286
121,700	Kawasaki Heavy Industries Ltd	2,202,413
53,800	Kawasaki Kisen Kaisha Ltd(a)	824,621
230,700	Keppel Ltd	1,956,792
30,460	Keyence Corp(a)	15,397,146
24,504	Kingspan Group PLC	2,240,894
11,547	Knorr-Bremse AG	1,343,601
138,700	Komatsu Ltd	5,415,886
53,580	Kone OYJ Class B(a)	3,047,888
68,970	Kongsberg Gruppen ASA	2,078,472
154,900	Kubota Corp	2,591,862
7,867	Kuehne + Nagel International AG(a)	1,908,862
189,500	Kyocera Corp	4,202,737
41,605	Legrand SA	7,049,706
64,807	Leonardo SpA	3,479,499
35,300	Makita Corp	1,269,432
203,014	Melrose Industries PLC	1,279,870
102,097	Metso OYJ	1,775,360
Shares		Fair Value
Industrial — (continued)
60,000	MINEBEA MITSUMI Inc	$ 1,779,772
306,000	Mitsubishi Electric Corp	11,222,400
516,100	Mitsubishi Heavy Industries Ltd	11,727,186
54,500	Mitsui OSK Lines Ltd(a)	1,745,878
243,702	MTR Corp Ltd(a)	950,451
8,502	MTU Aero Engines AG	3,542,799
260,000	Murata Manufacturing Co Ltd	18,664,051
230,206	Nibe Industrier AB Class B	855,740
131,200	Nidec Corp	2,156,499
65,700	Nippon Yusen KK(a)	2,125,026
99,300	Obayashi Corp	2,006,708
72,607	Poste Italiane SpA(a)(c)	2,376,669
44,685	Prysmian SpA	7,522,390
7,489	Rheinmetall AG	8,520,820
15,330	ROCKWOOL A/S Class B	491,693
1,356,792	Rolls-Royce Holdings PLC	26,005,683
51,493	Saab AB Class B	2,684,558
55,671	Safran SA	21,938,810
169,949	Sandvik AB	7,018,071
4,315	Sartorius AG	1,132,031
10,194	Schindler Holding AG	3,329,207
88,521	Schneider Electric SE	28,966,251
26,200	SCREEN Holdings Co Ltd	2,939,034
33,200	Seibu Holdings Inc(a)	650,381
80,700	Shimizu Corp	1,277,969
120,341	Siemens AG	38,690,374
124,935	Siemens Energy AG	23,817,714
24,115	Sika AG	4,972,900
252,400	Singapore Technologies Engineering Ltd	2,032,917
219,425	SITC International Holdings Co Ltd	880,235
52,560	Skanska AB Class B	1,406,077
53,317	SKF AB Class B	1,369,544
8,700	SMC Corp	3,889,650
51,441	Smiths Group PLC	1,746,759
12,038	Spirax Group PLC	1,091,336
96,015	Stora Enso OYJ Class R(a)	1,024,261
98,637	Svenska Cellulosa AB SCA Class B(a)	1,008,767
23,300	Taisei Corp	2,062,573
306,900	TDK Corp	6,885,098
230,500	Techtronic Industries Co Ltd	3,835,879
57,749	Tenaris SA	1,598,622
14,785	Thales SA	3,799,754
31,776	Trelleborg AB Class B	1,323,913
4,272	VAT Group AG(c)	3,746,205
75,330	Vinci SA	11,001,767
79,239	Wartsila OYJ Abp	3,026,299
65,700	West Japan Railway Co	1,100,394
415,700	Yangzijiang Shipbuilding Holdings Ltd	1,102,771
36,100	Yokogawa Electric Corp	1,268,669
		602,002,767
Technology — 9.90%
118,000	Advantest Corp	24,275,958

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
7,417	ASM International NV	$ 8,529,383
62,589	ASML Holding NV	123,936,797
11,555	BE Semiconductor Industries NV	3,816,051
129,200	Canon Inc(a)	3,308,862
42,000	Capcom Co Ltd	772,606
23,892	Capgemini SE	2,398,571
13,696	Check Point Software Technologies Ltd(b)	1,800,065
106,441	Dassault Systemes SE	2,171,097
14,000	Disco Corp	7,283,275
278,300	Fujitsu Ltd	5,529,823
13,097	Indra Sistemas SA(a)	718,363
211,327	Infineon Technologies AG	19,907,344
50,700	Kioxia Holdings Corp(b)	29,468,359
16,000	Konami Group Corp	1,752,751
12,700	Lasertec Corp(a)	4,034,008
24,041	Logitech International SA	2,255,252
33,582	Nebius Group NV(b)	9,274,341
196,600	NEC Corp	4,746,378
9,242	Nemetschek SE	562,662
56,600	Nexon Co Ltd	752,219
60,969	Nomura Research Institute Ltd	1,710,424
4,673	Nova Ltd(b)	2,485,256
51,600	Obic Co Ltd	1,211,817
32,454	Octave Intelligence PLC SDR(b)	523,476
34,200	Otsuka Corp(a)	585,518
9,111	Pro Medicus Ltd	1,288,051
279,700	Renesas Electronics Corp	8,634,018
148,141	Sage Group PLC	1,606,802
168,508	SAP SE	25,975,116
102,262	STMicroelectronics NV	7,564,398
72,300	Tokyo Electron Ltd	35,054,958
17,895	Tower Semiconductor Ltd(b)	4,633,324
32,711	WiseTech Global Ltd	750,446
26,240	Xero Ltd(b)	1,319,144
		350,636,913
Utilities — 3.67%
3,443	BKW AG	578,925
716,795	Centrica PLC	1,623,958
108,000	Chubu Electric Power Co Inc	2,040,591
263,000	CLP Holdings Ltd	2,458,212
133,474	Contact Energy Ltd	706,835
357,571	E.ON SE	7,364,280
48,566	EDP Renewables SA	784,549
505,045	EDP SA	2,638,305
7,014	Elia Group SA	1,116,899
51,029	Endesa SA(a)	2,318,555
1,234,604	Enel SpA	14,161,338
290,108	Engie SA	9,130,980
23,019	Enlight Renewable Energy Ltd(b)	2,032,757
70,893	Fortum OYJ	1,640,069
2,700	Hikari Tsushin Inc	593,285
Shares		Fair Value
Utilities — (continued)
1,725,229	Hong Kong & China Gas Co Ltd	$ 1,432,763
989,934	Iberdrola SA	24,638,956
94,637	Italgas SpA	1,095,916
150,200	Kansai Electric Power Co Inc(a)	2,122,604
219,589	Meridian Energy Ltd	726,393
802,646	National Grid PLC	13,233,357
41,905	Naturgy Energy Group SA	1,313,474
27,694	OPC Energy Ltd(b)	857,764
272,270	Origin Energy Ltd	2,069,538
73,055	Orsted A/S(c)	1,642,250
56,100	Osaka Gas Co Ltd	1,890,202
218,000	Power Assets Holdings Ltd	1,588,522
63,202	Redeia Corp SA(a)	1,073,823
103,985	RWE AG	6,727,183
133,800	Sembcorp Industries Ltd(a)	658,084
42,039	Severn Trent PLC	1,644,681
315,067	Snam SpA(a)	2,274,499
195,120	SSE PLC	6,292,497
222,211	Terna-Rete Elettrica Nazionale	2,594,764
117,571	United Utilities Group PLC	2,038,542
99,750	Veolia Environnement SA	4,156,694
11,432	Verbund AG	724,481
		129,986,525
TOTAL COMMON STOCK — 98.41% (Cost $2,395,406,179)		$3,486,910,598
PREFERRED STOCK
Consumer, Cyclical — 0.09%
$8,927	Bayerische Motoren Werke AG	587,771
32,312	Volkswagen AG	2,592,102
		3,179,873
Consumer, Non-Cyclical — 0.06%
25,960	Henkel AG & Co KGaA	2,183,220
TOTAL PREFERRED STOCK — 0.15% (Cost $7,444,689)		$5,363,093
RIGHTS
Industrial — 0.00%(e)
28,250	ACS Actividades de Construccion y Servicios SA(b)	59,306
TOTAL RIGHTS — 0.00%(e) (Cost $13,153)		$59,306

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
99,843,320	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 3.60%(g)	$ 99,843,320
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.82% (Cost $99,843,320)		$99,843,320
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.48%
$17,221,600	U.S. Treasury Bills(h) 3.65%, 09/01/2026	17,114,411
TOTAL SHORT TERM INVESTMENTS — 0.48% (Cost $17,114,411)		$17,114,411
TOTAL INVESTMENTS — 101.86% (Cost $2,519,821,752)		$3,609,290,728
OTHER ASSETS & LIABILITIES, NET — (1.86)%		$(65,865,128)
TOTAL NET ASSETS — 100.00%		$3,543,425,600
(a)	All or a portion of the security is on loan as of June 30, 2026.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $36,173,541, representing 1.02% of net assets.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of June 30, 2026.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	362	USD	56,930	Sep 2026	$368,605
				Net Appreciation	$368,605
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	396,747	AUD	551,409	07/02/2026	$14,997
CGM	USD	36,815	EUR	32,233	07/01/2026	(15)
CGM	USD	16,180	EUR	13,800	07/07/2026	407
CGM	USD	36,202	GBP	27,022	07/02/2026	359
CGM	USD	22,764	GBP	16,992	07/03/2026	225
CGM	USD	133,482	GBP	99,577	07/24/2026	1,408
CGM	USD	55,334	GBP	42,066	07/31/2026	(459)
CGM	USD	94,876	HKD	743,587	07/17/2026	3
CGM	USD	11,638	ILS	34,840	07/15/2026	(72)
CGM	USD	10,516	JPY	1,693,710	08/14/2026	61
CGM	USD	54,598	JPY	8,785,600	08/25/2026	315
CGM	USD	37,034	JPY	5,957,820	08/28/2026	213
CGM	USD	325,088	JPY	52,281,630	09/01/2026	1,873
CGM	USD	20,801	JPY	3,344,962	09/02/2026	120
CGM	USD	21,967	JPY	3,532,175	09/03/2026	126
CGM	USD	42,303	JPY	6,801,700	09/04/2026	243
CGM	USD	36,853	JPY	5,923,225	09/08/2026	214
CGM	USD	9,654	JPY	1,551,420	09/10/2026	55
CGM	USD	6,250	JPY	1,004,360	09/11/2026	36
CGM	USD	32,261	JPY	5,182,824	09/14/2026	185
CGM	USD	8,992	JPY	1,443,300	09/25/2026	51
CGM	USD	22,131	JPY	3,551,087	09/29/2026	126
CGM	USD	8,814	NOK	85,365	07/06/2026	191
CGM	USD	17,479	NZD	30,451	07/03/2026	182
MEL	USD	267,458	AUD	370,407	07/01/2026	11,007
MEL	USD	104,747	AUD	151,729	08/18/2026	(199)
MEL	USD	28,429	AUD	41,186	08/26/2026	(54)
MEL	USD	34,835	AUD	50,472	08/31/2026	(67)
MEL	USD	36,873	AUD	53,442	09/16/2026	(72)
MEL	USD	6,390,046	CHF	4,990,000	07/09/2026	207,815
MEL	USD	261,709	EUR	229,463	07/02/2026	(498)
MEL	USD	201,613	EUR	176,828	07/03/2026	(456)
MEL	USD	40,090	EUR	34,740	07/06/2026	386
MEL	USD	10,469,757	EUR	8,954,000	07/09/2026	234,953
MEL	USD	81,558	EUR	70,117	07/30/2026	1,338
MEL	USD	60,876	GBP	45,287	07/03/2026	805
MEL	USD	147,379	GBP	109,039	07/09/2026	2,749
MEL	USD	90,269	GBP	67,178	07/10/2026	1,163
MEL	USD	42,745	GBP	31,789	07/15/2026	580
MEL	USD	340,609	GBP	253,311	07/23/2026	4,629
MEL	USD	68,661	HKD	537,264	07/28/2026	83
MEL	USD	244,147	JPY	38,651,540	07/21/2026	6,012
MEL	USD	6,112	JPY	969,000	08/05/2026	135
					Net Appreciation	$491,153
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Summary of Investments by Country as of June 30, 2026.
Country:	Fair Value	Percentage of Fund Investments
Japan	$827,420,955	22.92%
United Kingdom	471,266,783	13.06
Switzerland	354,740,957	9.83
France	330,973,835	9.17
Germany	303,854,031	8.42
Netherlands	232,072,582	6.43
Australia	225,757,503	6.26
Spain	132,554,996	3.67
United States	122,368,469	3.39
Sweden	116,986,453	3.24
Italy	111,876,590	3.10
Hong Kong	64,800,649	1.80
Denmark	59,125,627	1.64
Singapore	57,458,362	1.59
Finland	42,399,584	1.17
Israel	39,831,784	1.10
Belgium	31,070,258	0.86
Ireland	22,356,888	0.62
Norway	20,340,063	0.56
Austria	12,443,635	0.34
Luxembourg	8,965,112	0.25
New Zealand	7,402,241	0.21
Portugal	6,359,133	0.18
Chile	2,833,371	0.08
Mexico	1,246,185	0.03
China	1,102,771	0.03
Poland	697,292	0.02
Macau	663,522	0.02
Czech Republic	320,620	0.01
United Arab Emirates	477	0.00
Total	$3,609,290,728	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 11.83%
71,983	Agnico Eagle Mines Ltd	$ 11,184,311
83,096	Anglo American PLC	4,074,973
170,096	ArcelorMittal SA	10,255,571
24,160	Aurubis AG(a)	5,007,696
167,700	BHP Group Ltd	6,988,537
81,088	Boliden AB	4,581,758
41,021	Croda International PLC	1,644,640
110,197	Franco-Nevada Corp	22,993,547
1,901,202	Glencore PLC	12,960,718
242,600	ICL Group Ltd	1,216,868
433,601	Iluka Resources Ltd	2,134,804
76,000	Johnson Matthey PLC	1,907,520
75,800	Kaneka Corp(a)	2,672,695
191,300	Kansai Paint Co Ltd	3,129,897
1,035,500	Kingboard Holdings Ltd	15,688,651
183,000	Kobe Steel Ltd	2,122,689
347,200	Mitsubishi Chemical Group Corp	2,436,283
150,200	Mitsui Chemicals Inc	1,990,835
152,300	Nippon Kayaku Co Ltd	1,876,657
95,400	Nippon Soda Co Ltd	2,087,286
224,000	Nitto Denko Corp	4,406,928
302,000	Norsk Hydro ASA	2,732,733
470,109	Northern Star Resources Ltd	6,224,072
20,987	Novonesis / Novozymes Class B	1,324,671
1,120,000	Perenti Ltd	1,757,776
1,197,900	Perseus Mining Ltd	4,047,491
86,000	Rio Tinto Ltd	10,347,477
136,751	Symrise AG	13,717,429
95,580	Teck Resources Ltd Class B	5,692,679
150,100	Tokuyama Corp	4,560,788
124,774	Wheaton Precious Metals Corp	14,035,920
58,600	Yara International ASA	2,577,101
		188,381,001
Communications — 2.50%
506,200	Airtel Africa PLC(b)	2,199,258
2,057,600	BT Group PLC(a)	5,189,514
264,200	KDDI Corp	4,437,955
360,300	M3 Inc	4,015,903
199,100	Nokia OYJ	2,655,234
1,726,600	NTT Inc	1,535,861
51,600	Prosus NV	2,242,198
31,100	Publicis Groupe SA(a)	3,073,381
523,900	Telefonaktiebolaget LM Ericsson Class B	5,875,381
298,600	Television Francaise 1 SA(a)	2,272,289
4,809,700	Vodafone Group PLC	6,364,678
		39,861,652
Consumer, Cyclical — 10.08%
119,323	Amadeus IT Group SA	6,980,521
121,685	Associated British Foods PLC	3,198,129
60,300	Avolta AG	4,028,463
Shares		Fair Value
Consumer, Cyclical — (continued)
52,500	Bayerische Motoren Werke AG	$ 3,446,545
204,400	Betsson AB Class B	1,787,545
28,912	Cie Financiere Richemont SA Class A	6,673,710
67,700	Cie Generale des Etablissements Michelin SCA	2,615,261
357,000	CK Hutchison Holdings Ltd	3,025,802
95,500	Daimler Truck Holding AG	4,605,860
84,500	Daiwa House Industry Co Ltd	2,289,673
111,800	Daiwabo Holdings Co Ltd	2,382,244
314,900	Deutsche Lufthansa AG	3,608,380
57,000	Exedy Corp	2,042,970
279,000	Harvey Norman Holdings Ltd	931,706
495,900	Honda Motor Co Ltd	4,466,951
44,000	HUGO BOSS AG(a)	1,890,275
584,800	International Consolidated Airlines Group SA	3,187,634
227,300	Isuzu Motors Ltd	3,026,772
164,000	Japan Airlines Co Ltd	2,865,799
185,000	Jardine Cycle & Carriage Ltd(a)	3,853,869
1,089,900	Kingfisher PLC	4,090,783
73,400	Kohnan Shoji Co Ltd	1,902,859
72,400	Mercedes-Benz Group AG	3,641,613
406,800	Nagase & Co Ltd	2,942,900
70,800	NGK Corp	3,336,746
206,000	Nitori Holdings Co Ltd(a)	3,052,576
472,528	OVS SpA(b)	3,267,091
626,700	Pets at Home Group PLC	1,474,956
603,400	Pirelli & C SpA(b)	4,569,797
700,800	Qantas Airways Ltd	5,148,965
65,700	Rexel SA	2,878,342
99,600	Ryanair Holdings PLC	3,113,358
134,714	Ryanair Holdings PLC Sponsored ADR	8,722,731
215,300	Sankyo Co Ltd	2,100,396
46,600	Shimano Inc	4,970,374
68,400	Sojitz Corp	2,194,271
129,100	Stanley Electric Co Ltd	2,801,111
129,400	Subaru Corp	1,893,161
340,000	Sumitomo Corp	3,267,971
230,700	Sumitomo Forestry Co Ltd(a)	1,925,988
202,900	Super Retail Group Ltd	1,853,496
153,500	Toyota Boshoku Corp	2,021,496
257,900	Toyota Motor Corp	4,320,472
84,000	Traton SE(a)	3,189,150
247,600	Volvo AB Class B(a)	8,422,304
106,600	Yokohama Rubber Co Ltd(a)	4,808,322
1,030,400	Yue Yuen Industrial Holdings Ltd(a)	1,612,342
		160,431,680
Consumer, Non-Cyclical — 19.91%
106,800	Adecco Group AG	1,970,738
68,742	Agilent Technologies Inc	9,131,000
78,054	Alcon AG	5,263,176
52,700	Arcs Co Ltd	1,102,078

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
500,700	Astellas Pharma Inc	$ 6,697,697
100,000	Bayer AG	5,530,801
46,721	Beiersdorf AG(a)	4,023,766
121,200	British American Tobacco PLC	7,498,632
14,020	Carlsberg AS Class B	1,834,650
154,700	Carrefour SA	2,871,993
169	Chocoladefabriken Lindt & Spruengli AG	1,963,233
23,300	Coca-Cola HBC AG	1,518,216
109,169	Coloplast A/S Class B	6,217,653
43,400	Colruyt Group NV	1,783,568
314,998	Diageo PLC	6,342,024
142,700	Elekta AB Class B(a)	727,655
22,053	EssilorLuxottica SA	4,140,914
101,600	Essity AB Class B(a)	2,876,680
260,369	Experian PLC	8,771,948
68,500	Ezaki Glico Co Ltd(a)	2,250,566
444,400	GSK PLC	11,663,875
3,048,433	Haleon PLC	14,043,625
46,000	Heineken Holding NV	3,502,891
125,700	Hikma Pharmaceuticals PLC	2,530,882
177,500	Imperial Brands PLC	6,557,864
16,600	Ipsen SA	3,199,126
688,900	J Sainsbury PLC	2,922,514
58,911	Kerry Group PLC Class A	5,403,924
208,600	Kirin Holdings Co Ltd(a)	3,597,555
149,200	Koninklijke Ahold Delhaize NV	6,004,141
56,000	Lion Corp	590,861
133,000	Megmilk Snow Brand Co Ltd	2,969,942
1,062,500	Mitie Group PLC	2,104,170
80,400	Nippon Shinyaku Co Ltd	1,990,885
149,800	Nissin Foods Holdings Co Ltd(a)	2,564,695
131,800	Novartis AG	20,599,340
113,800	Novo Nordisk A/S Class B	5,465,468
234,400	Olympus Corp	2,454,447
184,900	Ono Pharmaceutical Co Ltd	2,717,931
67,187	Pernod Ricard SA	4,883,657
68,684	Reckitt Benckiser Group PLC	4,472,737
224,328	RELX PLC	7,086,869
52,036	Roche Holding AG	21,391,290
319,700	Rohto Pharmaceutical Co Ltd	4,691,203
147,970	Sandoz Group AG	13,369,677
123,600	Sanofi SA	10,568,212
159,100	Santen Pharmaceutical Co Ltd	2,087,163
124,000	Scandinavian Tobacco Group A/S(b)	1,261,837
172,700	Securitas AB Class B	2,836,197
249,600	Shionogi & Co Ltd	4,264,796
20,900	Sixt SE	1,523,174
464,876	Smith & Nephew PLC	6,715,416
27,900	Societe BIC SA	1,818,122
1,244,700	Sonae SGPS SA(c)	2,866,302
441,600	Terumo Corp	6,031,171
800,900	Tesco PLC	4,881,316
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
83,317	Teva Pharmaceutical Industries Ltd(c)	$ 2,810,046
139,900	Toyo Suisan Kaisha Ltd	8,960,344
734,400	Unicharm Corp(a)	4,255,800
1,268,000	United Laboratories International Holdings Ltd	1,365,871
19,984	Waters Corp(c)	7,494,799
5,235,500	WH Group Ltd(b)	5,551,282
36,619	Wolters Kluwer NV	2,367,765
		316,956,170
Energy — 5.05%
276,434	Aker BP ASA	8,433,895
445,100	BP PLC	2,743,197
163,700	Eni SpA	3,840,662
139,300	Equinor ASA	4,392,600
692,100	New Hope Corp Ltd(a)	2,558,790
39,600	OMV AG	2,488,518
166,845	Petroleo Brasileiro SA Sponsored ADR	2,442,611
283,500	Repsol SA(a)	7,083,111
74,500	Rubis SCA	2,614,576
286,500	Shell PLC	11,130,086
422,294	TotalEnergies SE	32,653,984
		80,382,030
Financial — 27.13%
168,200	ABN AMRO Bank NV(b)	7,153,830
604,700	Aegon Ltd	5,146,217
29,000	AerCap Holdings NV	4,227,620
1,073,837	AIB Group PLC	12,620,211
26,800	AL Sydbank	2,365,064
41,800	ASR Nederland NV	3,156,761
149,400	AXA SA	7,486,324
281,800	Banco Bilbao Vizcaya Argentaria SA	7,094,800
716,600	Banco Santander SA	9,946,271
168,000	Bank Leumi Le-Israel BM	3,759,605
585,161	Bank of Ireland Group PLC	11,658,104
878,600	Barclays PLC	5,886,352
18,900	BAWAG Group AG(b)	3,789,135
55,600	BNP Paribas SA	6,493,677
190,445	BPER Banca SpA	2,992,091
935,758	CaixaBank SA	13,257,931
466,100	Chiba Bank Ltd	7,140,192
133,900	Commerzbank AG(a)	5,703,407
145,900	Credit Agricole SA	2,934,489
157,000	Credit Saison Co Ltd	4,294,070
306,000	Daiichi Life Group Inc	3,341,137
110,400	Danske Bank A/S	5,917,726
61,970	DBS Group Holdings Ltd	3,137,839
316,400	Deutsche Bank AG	10,715,481
59,917	Deutsche Boerse AG	16,342,299
90,200	DNB Bank ASA	2,685,457
82,400	Eurocommercial Properties NV REIT	2,569,422
75,699	Euronext NV(b)	12,108,103
898,600	Helia Group Ltd	3,445,625

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
200,881	Hiscox Ltd	$ 4,919,539
447,300	HSBC Holdings PLC	8,456,967
122,377	IG Group Holdings PLC	2,949,489
196,800	ING Groep NV	6,209,671
356,600	Japan Post Holdings Co Ltd	4,793,119
108,265	Julius Baer Group Ltd	9,354,091
24,400	KBC Ancora	2,293,515
72,500	Klepierre SA REIT	3,030,022
9,895,393	Lloyds Banking Group PLC	14,475,699
101,611	London Stock Exchange Group PLC	10,983,067
363,200	Mebuki Financial Group Inc	3,188,585
301,900	Mitsubishi HC Capital Inc	2,452,347
11,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,478,120
216,521	National Bank of Greece SA	3,740,721
2,865,037	NatWest Group PLC	25,273,439
77,200	NN Group NV	6,768,015
603,500	Nomura Holdings Inc	5,298,689
157,500	Nordea Bank Abp	2,988,853
103,800	ORIX Corp	3,953,901
39,900	Plus500 Ltd	2,531,956
385,700	QBE Insurance Group Ltd	6,709,289
1,230,900	Resona Holdings Inc	16,048,526
14,020	Samsung Fire & Marine Insurance Co Ltd	5,657,506
99,100	Societe Generale SA	8,771,327
170,700	Sompo Holdings Inc	6,484,942
194,800	Standard Chartered PLC	5,265,326
83,100	Sumitomo Mitsui Financial Group Inc	3,257,442
150,500	Swedbank AB Class A	5,622,056
395,500	Swire Pacific Ltd Class A	4,131,183
46,700	Swiss Re AG	7,422,961
519,450	UBS Group AG	25,744,530
1,278,200	Unicaja Banco SA	4,555,994
91,000	United Overseas Bank Ltd	2,802,330
31,000	Vontobel Holding AG	2,814,531
34,708	Willis Towers Watson PLC	9,071,630
		431,868,618
Industrial — 13.08%
194,400	Alps Alpine Co Ltd	2,467,043
88,800	Amada Co Ltd	1,635,195
30,400	ANDRITZ AG	2,627,659
302,877	Assa Abloy AB Class B	10,700,906
54,300	Bekaert SA	2,426,789
12,400	Bilfinger SE	1,139,849
88,500	Bouygues SA	4,942,156
162,500	Brother Industries Ltd	3,696,668
97,336	Cie de Saint-Gobain SA	8,826,630
86,019	CRH PLC	9,204,033
54,100	Deutsche Post AG	3,289,076
25,700	Dfds A/S(c)	441,075
12,400	Eiffage SA	1,829,057
915,400	Firstgroup PLC	2,279,120
254,600	Hanwa Co Ltd	2,672,474
Shares		Fair Value
Industrial — (continued)
5,564	Hirose Electric Co Ltd	$ 999,148
348,100	Husqvarna AB Class B	1,352,411
262,631	IMI PLC	10,339,197
41,900	Kalmar OYJ Class B	1,841,011
56,700	Kamigumi Co Ltd	1,779,166
15,800	Keyence Corp	7,986,701
49,600	Komatsu Ltd	1,936,755
38,400	Koninklijke Heijmans N.V	5,011,012
13,800	Krones AG	1,772,308
121,078	Legrand SA	20,515,908
77,300	Logista Integral SA	2,981,985
306,400	Mabuchi Motor Co Ltd(a)	2,980,195
313,600	Mitsubishi Electric Corp	11,501,127
98,000	NCC AB Class B	1,928,928
87,900	Nippon Yusen KK	2,843,071
227,900	QinetiQ Group PLC	1,276,981
32,200	Sankyu Inc(a)	1,716,110
10,547	Schindler Holding AG	3,496,295
70,639	Schneider Electric SE	23,114,821
188,000	Shimadzu Corp	4,794,849
92,300	Signify NV(a)(b)	1,762,627
28,437	Sika AG	5,864,165
49,700	SKF AB Class B	1,276,635
35,418	Spirax Group PLC	3,210,909
432,383	Svenska Cellulosa AB SCA Class B(a)	4,422,008
29,300	Taisei Corp	2,593,707
72,400	Takeuchi Manufacturing Co Ltd	3,180,776
309,881	Tenaris SA	8,578,201
134,500	Toyo Seikan Group Holdings Ltd	3,396,074
205,600	Tsubakimoto Chain Co	3,263,480
532,600	Ventia Services Group Pty Ltd	2,284,727
		208,179,018
Technology — 5.98%
4,503	ASML Holding NV	8,916,701
113,500	Canon Inc(a)	2,906,779
22,900	Capgemini SE	2,298,982
38,751	Check Point Software Technologies Ltd(c)	5,093,044
75,200	Computacenter PLC	4,261,290
321,145	Dassault Systemes SE	6,550,456
24,100	Ferrotec Corp	1,441,051
68,251	Infineon Technologies AG	6,429,354
63,600	Jenoptik AG	3,429,205
76,800	Kontron AG(a)	2,042,829
27,900	Nice Ltd(c)	2,526,756
2,174,000	PAX Global Technology Ltd	932,422
1,729	Samsung Electronics Co Ltd	383,660
63,163	SAP SE	9,736,430
214,800	Seiko Epson Corp	3,595,317
11,000	Sopra Steria Group	1,757,859
66,901	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	31,949,910

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
161,000	TeamViewer SE(a)(c)	$ 905,548
		95,157,593
Utilities — 0.94%
1,171,400	A2A SpA	3,021,226
421,000	Drax Group PLC	4,235,744
204,800	Electric Power Development Co Ltd	4,627,756
68,500	Endesa SA(a)	3,112,367
		14,997,093
TOTAL COMMON STOCK — 96.50% (Cost $1,152,806,484)		$1,536,214,855
PREFERRED STOCK
Consumer, Cyclical — 0.14%
$28,400	Volkswagen AG	2,278,278
Consumer, Non-Cyclical — 0.26%
49,300	Henkel AG & Co KGaA	4,146,100
TOTAL PREFERRED STOCK — 0.40% (Cost $9,738,043)		$6,424,378
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
74,762,707	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 3.60%(e)	$ 74,762,707
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.70% (Cost $74,762,707)		$74,762,707
TOTAL INVESTMENTS — 101.60% (Cost $1,237,307,234)		$1,617,401,940
OTHER ASSETS & LIABILITIES, NET — (1.60)%		$(25,504,616)
TOTAL NET ASSETS — 100.00%		$1,591,897,324

(a)	All or a portion of the security is on loan as of June 30, 2026.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $41,662,960, representing 2.62% of net assets.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 30, 2026.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Summary of Investments by Country as of June 30, 2026.
Country:	Fair Value	Percentage of Fund Investments
Japan	$283,380,354	17.52%
United Kingdom	231,990,503	14.34
France	172,141,566	10.64
Switzerland	144,435,134	8.93
Germany	122,550,145	7.58
United States	91,388,506	5.65
Netherlands	72,919,356	4.51
Ireland	63,721,929	3.94
Spain	55,012,980	3.40
Australia	54,432,754	3.37
Canada	53,906,459	3.33
Sweden	52,410,463	3.24
Hong Kong	32,307,553	2.00
Taiwan	31,949,910	1.98
Denmark	24,828,143	1.54
Norway	20,821,786	1.29
Luxembourg	18,833,772	1.16
Israel	17,938,274	1.11
Italy	17,690,866	1.09
Austria	10,948,141	0.68
Singapore	9,794,037	0.61
Finland	7,485,098	0.46
Belgium	6,503,872	0.40
South Korea	6,041,166	0.37
Bermuda	4,919,539	0.30
Greece	3,740,721	0.23
Portugal	2,866,302	0.18
Brazil	2,442,611	0.15
Total	$1,617,401,940	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,979,280,911	$877,728,193	$3,609,290,728
Cash	1,386,642	14,785,364	10,507,790
Cash denominated in foreign currencies, fair value(c)	4,978,172	35,769	2,876,308
Cash pledged on futures contracts	-	-	3,477,691
Dividends receivable	6,526,695	3,011,146	18,488,420
Subscriptions receivable	1,246,573	995,750	2,369,894
Receivable for investments sold	1,709,211	-	364,225
Variation margin on futures contracts	-	-	195,480
Unrealized appreciation on forward foreign currency contracts	-	-	493,045
Total Assets	1,995,128,204	896,556,222	3,648,063,581
LIABILITIES:
Payable for director fees	10,697	10,697	10,697
Payable for investments purchased	2,432,458	-	-
Payable for other accrued fees	552,364	235,338	814,708
Payable for shareholder services fees	426,625	7,880	771,740
Payable to investment adviser	1,444,090	617,800	592,929
Payable upon return of securities loaned	27,486,009	11,217,987	99,843,320
Payable for foreign capital gains tax	2,879,883	-	-
Redemptions payable	4,526,939	132,249	2,602,695
Unrealized depreciation on forward foreign currency contracts	-	-	1,892
Total Liabilities	39,759,065	12,221,951	104,637,981
NET ASSETS	$1,955,369,139	$884,334,271	$3,543,425,600
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,653,581	$8,819,696	$21,661,314
Paid-in capital in excess of par	1,058,141,384	753,972,591	2,368,478,731
Undistributed/accumulated earnings	884,574,174	121,541,984	1,153,285,555
NET ASSETS	$1,955,369,139	$884,334,271	$3,543,425,600
NET ASSETS BY CLASS
Investor Class	$1,375,088,805	$26,270,690	$2,537,647,565
Institutional Class	$580,280,334	$858,063,581	$1,005,778,035
CAPITAL STOCK:
Authorized
Investor Class	535,000,000	20,000,000	685,000,000
Institutional Class	230,000,000	250,000,000	350,000,000
Issued and Outstanding
Investor Class	89,517,073	1,831,730	146,371,712
Institutional Class	37,018,734	86,365,233	70,241,424
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.36	$14.34	$17.34
Institutional Class	$15.68	$9.94	$14.32
(a) Cost of investments	$1,298,737,712	$804,566,417	$2,519,821,752
(b) Including fair value of securities on loan	$25,795,134	$6,847,205	$91,316,473
(c) Cost of cash denominated in foreign currencies	$4,966,757	$35,432	$2,894,339
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Empower International Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,617,401,940
Cash	29,809,168
Cash denominated in foreign currencies, fair value(c)	6,755,452
Dividends receivable	12,853,133
Subscriptions receivable	1,696,486
Receivable for investments sold	501,417
Total Assets	1,669,017,596
LIABILITIES:
Payable for director fees	10,697
Payable for investments purchased	16,460
Payable for other accrued fees	819,418
Payable for shareholder services fees	82,361
Payable to investment adviser	931,625
Payable upon return of securities loaned	74,762,707
Redemptions payable	497,004
Total Liabilities	77,120,272
NET ASSETS	$1,591,897,324
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,491,340
Paid-in capital in excess of par	1,052,361,542
Undistributed/accumulated earnings	526,044,442
NET ASSETS	$1,591,897,324
NET ASSETS BY CLASS
Investor Class	$266,106,910
Institutional Class	$1,325,790,414
CAPITAL STOCK:
Authorized
Investor Class	250,000,000
Institutional Class	560,000,000
Issued and Outstanding
Investor Class	15,590,999
Institutional Class	119,322,402
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$17.07
Institutional Class	$11.11
(a) Cost of investments	$1,237,307,234
(b) Including fair value of securities on loan	$71,513,590
(c) Cost of cash denominated in foreign currencies	$6,849,481
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
INVESTMENT INCOME:
Interest	$-	$29,842	$283,645
Income from securities lending (net of fees)	362,998	34,768	272,298
Dividends	21,461,168	9,388,210	63,644,564
Foreign withholding tax	(1,845,057)	(540,335)	(4,226,643)
Total Income	19,979,109	8,912,485	59,973,864
EXPENSES:
Management fees	8,579,974	3,218,338	3,291,824
Shareholder services fees – Investor Class	2,257,670	39,166	4,253,503
Audit and tax fees	54,319	30,365	36,989
Custodian fees	613,022	92,304	266,977
Directors fees	23,339	23,339	23,339
Legal fees	6,204	6,204	6,204
Pricing fees	13,637	1,300	13,190
Registration fees	31,545	35,695	68,348
Shareholder report fees	60,265	263	48,780
Transfer agent fees	4,885	5,017	5,788
Other fees	20,630	19,760	21,309
Total Expenses	11,665,490	3,471,751	8,036,251
Less amount waived by investment adviser	746,794	114,766	-
Net Expenses	10,918,696	3,356,985	8,036,251
NET INVESTMENT INCOME	9,060,413	5,555,500	51,937,613
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	256,704,171	39,166,905	43,455,040
Net realized loss on foreign capital gains tax	(2,513,990)	-	-
Net realized gain (loss) on futures contracts	-	(104,339)	5,438,532
Net realized gain (loss) on foreign currency transactions	(11,616,652)	2,755,698	(4,220,915)
Net realized gain on forward foreign currency contracts	-	-	302,512
Net Realized Gain	242,573,529	41,818,264	44,975,169
Net change in unrealized appreciation on investments	228,693,063	5,343,670	228,658,638
Net change in unrealized appreciation on deferred foreign capital gains tax	4,719,281	-	-
Net change in unrealized appreciation on futures contracts	-	-	308,380
Net change in unrealized appreciation (depreciation) on foreign currency translations	22,076	(460)	(35,070)
Net change in unrealized appreciation on forward foreign currency contracts	-	-	490,875
Net Change in Unrealized Appreciation	233,434,420	5,343,210	229,422,823
Net Realized and Unrealized Gain	476,007,949	47,161,474	274,397,992
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$485,068,362	$52,716,974	$326,335,605
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Empower International Value Fund
INVESTMENT INCOME:
Interest	$35,132
Income from securities lending (net of fees)	199,923
Dividends	32,313,760
Foreign withholding tax	(338,226)
Total Income	32,210,589
EXPENSES:
Management fees	5,395,663
Shareholder services fees – Investor Class	472,406
Audit and tax fees	33,812
Custodian fees	167,144
Directors fees	23,339
Legal fees	6,204
Pricing fees	5,182
Registration fees	37,396
Shareholder report fees	4,826
Transfer agent fees	9,493
Other fees	20,197
Total Expenses	6,175,662
Less amount waived by investment adviser	261
Net Expenses	6,175,401
NET INVESTMENT INCOME	26,035,188
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	110,829,604
Net realized gain on foreign currency transactions	2,500,200
Net Realized Gain	113,329,804
Net change in unrealized depreciation on investments	(29,136,643)
Net change in unrealized depreciation on foreign currency translations	(114,567)
Net Change in Unrealized Depreciation	(29,251,210)
Net Realized and Unrealized Gain	84,078,594
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,113,782
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Emerging Markets Equity Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$9,060,413	$15,876,213
Net realized gain	242,573,529	91,033,474
Net change in unrealized appreciation	233,434,420	328,017,646
Net Increase in Net Assets Resulting from Operations	485,068,362	434,927,333
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(11,827,101)
Institutional Class	-	(6,910,376)
From Net Investment Income	0	(18,737,477)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	96,844,006	262,020,911
Institutional Class	40,412,303	137,102,509
Shares issued in reinvestment of distributions
Investor Class	-	11,827,101
Institutional Class	-	6,910,376
Shares redeemed
Investor Class	(245,819,567)	(233,013,566)
Institutional Class	(172,689,126)	(176,973,734)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(281,252,384)	7,873,597
Total Increase in Net Assets	203,815,978	424,063,453
NET ASSETS:
Beginning of period	1,751,553,161	1,327,489,708
End of period	$1,955,369,139	$1,751,553,161
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,119,005	25,700,651
Institutional Class	2,895,562	12,882,817
Shares issued in reinvestment of distributions
Investor Class	-	998,769
Institutional Class	-	572,748
Shares redeemed
Investor Class	(17,683,506)	(22,376,766)
Institutional Class	(11,975,007)	(17,177,435)
Net Increase (Decrease)	(19,643,946)	600,784
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower International Growth Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$5,555,500	$3,599,150
Net realized gain	41,818,264	53,626,286
Net change in unrealized appreciation	5,343,210	6,491,613
Net Increase in Net Assets Resulting from Operations	52,716,974	63,717,049
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(972,790)
Institutional Class	-	(51,249,617)
From Net Investment Income and Net Realized Gains	0	(52,222,407)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,615,166	5,889,532
Institutional Class	188,637,464	195,098,793
Shares issued in reinvestment of distributions
Investor Class	-	972,790
Institutional Class	-	51,249,617
Shares redeemed
Investor Class	(2,583,272)	(7,852,575)
Institutional Class	(56,554,234)	(102,823,665)
Net Increase in Net Assets Resulting from Capital Share Transactions	137,115,124	142,534,492
Total Increase in Net Assets	189,832,098	154,029,134
NET ASSETS:
Beginning of period	694,502,173	540,473,039
End of period	$884,334,271	$694,502,173
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	572,367	431,493
Institutional Class	21,002,390	19,522,334
Shares issued in reinvestment of distributions
Investor Class	-	70,561
Institutional Class	-	5,367,547
Shares redeemed
Investor Class	(186,730)	(574,484)
Institutional Class	(5,846,838)	(10,511,531)
Net Increase	15,541,189	14,305,920
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower International Index Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$51,937,613	$63,180,455
Net realized gain	44,975,169	47,089,178
Net change in unrealized appreciation	229,422,823	650,767,975
Net Increase in Net Assets Resulting from Operations	326,335,605	761,037,608
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(76,435,376)
Institutional Class	-	(39,822,576)
From Net Investment Income and Net Realized Gains	0	(116,257,952)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	226,664,766	587,190,219
Institutional Class	88,566,867	199,206,794
Shares issued in reinvestment of distributions
Investor Class	-	76,435,376
Institutional Class	-	39,822,576
Shares redeemed
Investor Class	(286,645,269)	(447,586,130)
Institutional Class	(102,503,210)	(252,167,893)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(73,916,846)	202,900,942
Total Increase in Net Assets	252,418,759	847,680,598
NET ASSETS:
Beginning of period	3,291,006,841	2,443,326,243
End of period	$3,543,425,600	$3,291,006,841
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,617,740	40,656,626
Institutional Class	6,397,194	16,256,403
Shares issued in reinvestment of distributions
Investor Class	-	4,842,232
Institutional Class	-	3,059,448
Shares redeemed
Investor Class	(17,183,718)	(30,922,827)
Institutional Class	(7,639,038)	(21,282,889)
Net Increase (Decrease)	(4,807,822)	12,608,993
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower International Value Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$26,035,188	$34,221,620
Net realized gain	113,329,804	118,815,434
Net change in unrealized appreciation (depreciation)	(29,251,210)	307,028,352
Net Increase in Net Assets Resulting from Operations	110,113,782	460,065,406
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(14,798,327)
Institutional Class	-	(121,672,029)
From Net Investment Income and Net Realized Gains	0	(136,470,356)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	36,720,259	66,818,365
Institutional Class	125,562,136	319,344,994
Shares issued in reinvestment of distributions
Investor Class	-	14,798,327
Institutional Class	-	121,672,029
Shares redeemed
Investor Class	(52,857,940)	(93,076,019)
Institutional Class	(234,942,747)	(411,615,637)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(125,518,292)	17,942,059
Total Increase (Decrease) in Net Assets	(15,404,510)	341,537,109
NET ASSETS:
Beginning of period	1,607,301,834	1,265,764,725
End of period	$1,591,897,324	$1,607,301,834
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,198,102	4,492,978
Institutional Class	11,482,701	32,155,485
Shares issued in reinvestment of distributions
Investor Class	-	931,163
Institutional Class	-	11,762,325
Shares redeemed
Investor Class	(3,177,407)	(6,595,914)
Institutional Class	(22,548,920)	(42,913,723)
Net Decrease	(12,045,524)	(167,686)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$11.91	0.06	3.39	3.45	—	—	—	$15.36	28.97% (d)
12/31/2025	$9.06	0.10	2.87	2.97	(0.12)	—	(0.12)	$11.91	32.78%
12/31/2024	$8.36	0.09	0.73	0.82	(0.12)	—	(0.12)	$9.06	9.85%
12/31/2023	$7.78	0.08	0.67	0.75	(0.17)	—	(0.17)	$8.36	9.67%
12/31/2022	$10.18	0.17	(2.44)	(2.27)	(0.11)	(0.02)	(0.13)	$7.78	(22.34%)
12/31/2021	$11.02	0.09	(0.58)	(0.49)	(0.14)	(0.21)	(0.35)	$10.18	(4.43%)
Institutional Class
06/30/2026 (Unaudited)	$12.13	0.08	3.47	3.55	—	—	—	$15.68	29.16% (d)
12/31/2025	$9.22	0.13	2.93	3.06	(0.15)	—	(0.15)	$12.13	33.33%
12/31/2024	$8.51	0.11	0.76	0.87	(0.16)	—	(0.16)	$9.22	10.23%
12/31/2023	$7.86	0.13	0.66	0.79	(0.14)	—	(0.14)	$8.51	10.12%
12/31/2022	$10.26	0.21	(2.47)	(2.26)	(0.12)	(0.02)	(0.14)	$7.86	(22.09%)
12/31/2021	$11.03	0.15	(0.60)	(0.45)	(0.11)	(0.21)	(0.32)	$10.26	(4.08%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2026 (Unaudited)	$1,375,089	1.34% (f)	1.26% (f)	0.85% (f)	36% (d)
12/31/2025	$1,192,178	1.36%	1.26%	0.94%	65%
12/31/2024	$867,933	1.36%	1.26%	0.93%	47%
12/31/2023	$441,800	1.40%	1.25%	0.97%	93%
12/31/2022	$326,138	1.41%	1.23%	2.04%	53%
12/31/2021	$252,800	1.41%	1.23%	0.83%	84%
Institutional Class
06/30/2026 (Unaudited)	$580,280	0.98% (f)	0.91% (f)	1.18% (f)	36% (d)
12/31/2025	$559,375	1.00%	0.91%	1.28%	65%
12/31/2024	$459,556	1.00%	0.91%	1.23%	47%
12/31/2023	$425,905	1.04%	0.90%	1.55%	93%
12/31/2022	$332,721	1.05%	0.88%	2.40%	53%
12/31/2021	$415,478	1.02%	0.88%	1.35%	84%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$13.70	0.07	0.57	0.64	—	—	—	$14.34	4.67% (d)
12/31/2025	$12.91	0.04	1.45	1.49	—	(0.70)	(0.70)	$13.70	11.55%
12/31/2024	$12.75	0.01	0.51	0.52	(0.15)	(0.21)	(0.36)	$12.91	4.05%
12/31/2023	$10.94	0.04	1.77	1.81	—	—	—	$12.75	16.54%
12/31/2022	$15.92	(0.00) (e)(f)	(4.84)	(4.84)	—	(0.14)	(0.14)	$10.94	(30.35%)
12/31/2021	$16.07	(0.04) (f)	1.02	0.98	(0.02)	(1.11)	(1.13)	$15.92	6.04%
Institutional Class
06/30/2026 (Unaudited)	$9.47	0.07	0.40	0.47	—	—	—	$9.94	4.85% (d)
12/31/2025	$9.17	0.06	1.02	1.08	(0.08)	(0.70)	(0.78)	$9.47	11.92%
12/31/2024	$9.18	0.04	0.37	0.41	(0.21)	(0.21)	(0.42)	$9.17	4.45%
12/31/2023	$7.91	0.06	1.28	1.34	(0.07)	—	(0.07)	$9.18	16.93%
12/31/2022	$11.53	0.03	(3.51)	(3.48)	—	(0.14)	(0.14)	$7.91	(30.11%)
12/31/2021	$11.93	0.01	0.77	0.78	(0.07)	(1.11)	(1.18)	$11.53	6.45%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/30/2026 (Unaudited)	$26,271	1.34% (h)	1.20% (h)(i)	1.06% (h)	24% (d)
12/31/2025	$19,811	1.36%	1.20% (i)	0.30%	86%
12/31/2024	$19,606	1.37%	1.20%	0.10%	42%
12/31/2023	$20,290	1.36%	1.20%	0.30%	63%
12/31/2022	$20,804	1.36%	1.20%	(0.04%)	33%
12/31/2021	$31,403	1.28%	1.20%	(0.23%)	34%
Institutional Class
06/30/2026 (Unaudited)	$858,064	0.87% (h)	0.85% (h)(j)	1.42% (h)	24% (d)
12/31/2025	$674,691	0.88%	0.85% (j)	0.62%	86%
12/31/2024	$520,867	0.87%	0.85%	0.46%	42%
12/31/2023	$460,267	0.88%	0.85%	0.65%	63%
12/31/2022	$400,958	0.88%	0.85%	0.33%	33%
12/31/2021	$488,211	0.86%	0.85%	0.09%	34%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Investor Class net of expenses reimbursed and/or waived ratio is 1.195%. See Notes to Financial Statements (Note 4).
(j)	Institutional Class net of expenses reimbursed and/or waived ratio is 0.845%. See Notes to Financial Statements (Note 4).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$15.76	0.24	1.34	1.58	—	—	—	$17.34	9.96% (d)
12/31/2025	$12.44	0.31	3.54	3.85	(0.35)	(0.18)	(0.53)	$15.76	30.92%
12/31/2024	$12.35	0.27	0.09	0.36	(0.26)	(0.01)	(0.27)	$12.44	2.92%
12/31/2023	$10.96	0.28	1.65	1.93	(0.28)	(0.26)	(0.54)	$12.35	17.52%
12/31/2022	$13.10	0.24	(2.18)	(1.94)	(0.20)	—	(0.20)	$10.96	(14.74%)
12/31/2021	$12.50	0.20	1.15	1.35	(0.29)	(0.46)	(0.75)	$13.10	10.75%
Institutional Class
06/30/2026 (Unaudited)	$12.99	0.23	1.10	1.33	—	—	—	$14.32	10.24% (d)
12/31/2025	$10.33	0.30	2.95	3.25	(0.41)	(0.18)	(0.59)	$12.99	31.38%
12/31/2024	$10.31	0.27	0.06	0.33	(0.30)	(0.01)	(0.31)	$10.33	3.23%
12/31/2023	$9.22	0.27	1.40	1.67	(0.32)	(0.26)	(0.58)	$10.31	17.96%
12/31/2022	$11.06	0.25	(1.86)	(1.61)	(0.23)	—	(0.23)	$9.22	(14.41%)
12/31/2021	$10.61	0.24	0.96	1.20	(0.29)	(0.46)	(0.75)	$11.06	11.24%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2026 (Unaudited)	$2,537,648	0.57% (f)	0.57% (f)	2.96% (f)	6% (d)
12/31/2025	$2,362,423	0.58%	0.58%	2.10%	7%
12/31/2024	$1,684,231	0.61%	0.61%	2.05%	4%
12/31/2023	$1,124,570	0.62%	0.62%	2.35%	19%
12/31/2022	$835,079	0.65%	0.65%	2.19%	13%
12/31/2021	$617,570	0.65%	0.65%	1.49%	13%
Institutional Class
06/30/2026 (Unaudited)	$1,005,778	0.22% (f)	0.22% (f)	3.30% (f)	6% (d)
12/31/2025	$928,584	0.23%	0.23%	2.44%	7%
12/31/2024	$759,095	0.25%	0.25%	2.50%	4%
12/31/2023	$664,734	0.26%	0.26%	2.67%	19%
12/31/2022	$633,487	0.28%	0.28%	2.61%	13%
12/31/2021	$763,825	0.28%	0.28%	2.10%	13%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$15.87	0.25	0.95	1.20	—	—	—	$17.07	7.56% (d)
12/31/2025	$12.09	0.32	4.40	4.72	(0.24)	(0.70)	(0.94)	$15.87	39.10%
12/31/2024	$12.03	0.26	0.40	0.66	(0.21)	(0.39)	(0.60)	$12.09	5.46%
12/31/2023	$10.53	0.27	1.62	1.89	(0.17)	(0.22)	(0.39)	$12.03	18.03%
12/31/2022	$12.79	0.17	(2.12)	(1.95)	(0.13)	(0.18)	(0.31)	$10.53	(15.18%)
12/31/2021	$12.03	0.20	1.10	1.30	(0.21)	(0.33)	(0.54)	$12.79	10.83%
Institutional Class
06/30/2026 (Unaudited)	$10.31	0.18	0.62	0.80	—	—	—	$11.11	7.76% (d)
12/31/2025	$8.12	0.25	2.96	3.21	(0.32)	(0.70)	(1.02)	$10.31	39.43%
12/31/2024	$8.31	0.21	0.28	0.49	(0.29)	(0.39)	(0.68)	$8.12	5.93%
12/31/2023	$7.49	0.21	1.17	1.38	(0.34)	(0.22)	(0.56)	$8.31	18.44%
12/31/2022	$9.19	0.18	(1.56)	(1.38)	(0.14)	(0.18)	(0.32)	$7.49	(14.90%)
12/31/2021	$8.81	0.18	0.81	0.99	(0.28)	(0.33)	(0.61)	$9.19	11.26%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2026 (Unaudited)	$266,107	1.07% (f)	1.07% (f)	2.98% (f)	14% (d)
12/31/2025	$262,927	1.07%	1.07%	2.21%	31%
12/31/2024	$214,547	1.08%	1.07%	2.06%	25%
12/31/2023	$293,534	1.07%	1.07%	2.38%	18%
12/31/2022	$579,880	1.09%	1.07%	1.63%	30%
12/31/2021	$247,738	1.06%	1.06%	1.57%	17%
Institutional Class
06/30/2026 (Unaudited)	$1,325,790	0.70% (f)	0.70% (f)	3.28% (f)	14% (d)
12/31/2025	$1,344,374	0.71%	0.71%	2.51%	31%
12/31/2024	$1,051,217	0.71%	0.71%	2.36%	25%
12/31/2023	$963,988	0.71%	0.71%	2.54%	18%
12/31/2022	$835,841	0.71%	0.71%	2.27%	30%
12/31/2021	$1,014,470	0.70%	0.70%	1.93%	17%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Emerging Markets Equity Fund - seeks long-term capital appreciation
Empower International Growth Fund - seeks long-term growth of capital
Empower International Index Fund - seeks investment results that track the total return of the common stocks that comprise the MSCI EAFE Index
Empower International Value Fund - seeks long-term growth of capital
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2026

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, exchange prices, benchmark securities, bids, evaluated bids, offers, reference data including market research publications and exchange prices
Rights	Exchange traded close price, bids and evaluated bids
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 30, 2026

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2026, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$26,180,285	$55,497,559	$0(a)	$81,677,844
Communications	25,209,350	142,666,967	—	167,876,317
Consumer, Cyclical	26,065,348	81,625,453	—	107,690,801
Consumer, Non-cyclical	22,318,336	96,698,578	—	119,016,914
Energy	19,388,849	26,566,308	—	45,955,157
Financial	63,555,033	359,628,817	0(a)	423,183,850
Industrial	22,030,664	216,882,054	—	238,912,718
Technology	6,101,547	729,295,906	—	735,397,453
Utilities	12,139,104	16,018,794	—	28,157,898
	222,988,516	1,724,880,436	—	1,947,868,952
Preferred Stock	—	3,925,950	—	3,925,950
Government Money Market Mutual Funds	27,486,009	—	—	27,486,009
Total Assets	$250,474,525	$1,728,806,386	$—	$1,979,280,911
(a)	Level 3 amount shown includes securities determined to have no value as of June 30, 2026.
Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$6,918,370	$23,523,478	$—	$30,441,848
Communications	6,752,884	37,288,188	—	44,041,072
Consumer, Cyclical	35,118,333	90,619,301	—	125,737,634
Consumer, Non-cyclical	—	196,376,832	—	196,376,832
Energy	—	3,045,339	—	3,045,339
Financial	21,558,243	101,438,269	—	122,996,512
Industrial	—	167,947,995	—	167,947,995
Technology	50,639,730	116,048,575	—	166,688,305
Utilities	—	9,234,669	—	9,234,669
	120,987,560	745,522,646	—	866,510,206
Government Money Market Mutual Funds	11,217,987	—	—	11,217,987
Total Assets	$132,205,547	$745,522,646	$—	$877,728,193

Semi-Annual Report - June 30, 2026

Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$3,544,869	$187,881,221	$—	$191,426,090
Communications	20,806,625	128,577,421	—	149,384,046
Consumer, Cyclical	1,669,307	358,291,097	—	359,960,404
Consumer, Non-cyclical	21,509,521	634,912,384	477	656,422,382
Diversified	1,592,098	—	—	1,592,098
Energy	—	119,225,550	—	119,225,550
Financial	4,685,475	921,588,348	—	926,273,823
Industrial	4,670,730	597,332,037	—	602,002,767
Technology	11,074,406	339,562,507	—	350,636,913
Utilities	2,719,874	127,266,651	—	129,986,525
	72,272,905	3,414,637,216	477	3,486,910,598
Preferred Stock	—	5,363,093	—	5,363,093
Rights	—	59,306	—	59,306
Government Money Market Mutual Funds	99,843,320	—	—	99,843,320
Short Term Investments	—	17,114,411	—	17,114,411
Total investments, at fair value:	172,116,225	3,437,174,026	477	3,609,290,728
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	493,045	—	493,045
Futures Contracts(a)	368,605	—	—	368,605
Total Assets	$172,484,830	$3,437,667,071	$477	$3,610,152,378
Liabilities
Other Financial Investments
Forward Foreign Currency Contracts(a)	—	(1,892)	—	(1,892)
Total Liabilities	$—	$(1,892)	$—	$(1,892)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$55,231,128	$133,149,873	$—	$188,381,001
Communications	—	39,861,652	—	39,861,652
Consumer, Cyclical	8,722,731	151,708,949	—	160,431,680
Consumer, Non-cyclical	24,734,110	292,222,060	—	316,956,170
Energy	5,001,401	75,380,629	—	80,382,030
Financial	18,780,695	413,087,923	—	431,868,618
Industrial	11,483,153	196,695,865	—	208,179,018
Technology	41,304,244	53,853,349	—	95,157,593
Utilities	4,235,744	10,761,349	—	14,997,093
	169,493,206	1,366,721,649	—	1,536,214,855
Preferred Stock	—	6,424,378	—	6,424,378
Government Money Market Mutual Funds	74,762,707	—	—	74,762,707
Total Assets	$244,255,913	$1,373,146,027	$—	$1,617,401,940

Semi-Annual Report - June 30, 2026

Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currency translations on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2026 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Emerging Markets Equity Fund	$1,312,477,091	$767,602,298	$(103,678,361)	$663,923,937(a)
Empower International Growth Fund	811,562,341	150,126,581	(83,960,729)	66,165,852
Empower International Index Fund	2,533,352,806	1,266,696,643	(189,898,963)	1,076,797,680
Empower International Value Fund	1,245,493,475	454,540,042	(82,631,577)	371,908,465
(a) This includes unrealized depreciation of $(2,879,883) on deferred foreign capital gains tax.

Semi-Annual Report - June 30, 2026

Other Taxes
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Funds to lose money on investments denominated in foreign currencies.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements ("MNA"), or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Semi-Annual Report - June 30, 2026

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower International Index Fund
Futures Contracts:
Average long contracts	340
Average notional long	$51,526,710
Forward Currency Exchange Contracts:
Average notional amount	$19,509,719
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2026 is as follows:
Empower International Index Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$368,605	$—	$—	$—	$368,605
Forward foreign currency contracts Unrealized appreciation on forward foreign currency contracts	—	—	—	493,045	—	—	493,045
	$—	$—	$368,605	$493,045	$—	$—	$861,650
Liabilities - Derivative Financial Statements
Forward foreign currency contracts Unrealized depreciation on forward foreign currency contracts	$—	$—	$—	$1,892	$—	$—	$1,892
	$—	$—	$—	$1,892	$—	$—	$1,892

Semi-Annual Report - June 30, 2026

(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2026 is as follows:
Empower International Growth Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(104,339)	$—	$—	$—	$(104,339)
Total	$—	$—	$(104,339)	$—	$—	$—	$(104,339)
Empower International Index Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,438,532	$—	$—	$—	$5,438,532
Forward foreign currency contracts	—	—	—	302,512	—	—	302,512
Total	$—	$—	$5,438,532	$302,512	$—	$—	$5,741,044
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$308,380	$—	$—	$—	$308,380
Forward foreign currency contracts	—	—	—	490,875	—	—	490,875
Total	$—	$—	$308,380	$490,875	$—	$—	$799,255
Concentration Risk
Each Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include MNAs which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize each Fund's financial investments that, if applicable, are subject to an enforceable MNA as of June 30, 2026.
Empower International Index Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Citigroup Global Markets	$21,390	$(546)	$—	$—	$20,844
Mellon Capital	471,655	(1,346)	—	—	470,309
	$493,045	$(1,892)	$—	$—	$491,153

Semi-Annual Report - June 30, 2026

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup Global Markets	$(546)	$546	$—	$—	$ —
Mellon Capital	(1,346)	1,346	—	—	—
	$(1,892)	$1,892	$—	$—	$—
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Emerging Markets Equity Fund	0.93% up to $1 billion dollars
0.88% over $1 billion dollars
0.83% over $2 billion dollars
Empower International Growth Fund	0.82% up to $1 billion dollars
0.77% over $1 billion dollars
0.72% over $2 billion dollars
Empower International Index Fund	0.25% up to $1 billion dollars
0.20% over $1 billion dollars
0.15% over $2 billion dollars
Empower International Value Fund(a)	0.67% up to $3 billion dollars
0.66% over $3 billion dollars

(a) As of April 30th, 2026, the Empower International Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2027 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Emerging Markets Equity Fund	0.91%
Empower International Growth Fund	0.845%
Empower International Index Fund	0.32%
Empower International Value Fund	0.72%

Semi-Annual Report - June 30, 2026

ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2026, the amounts subject to recoupment, if any, were as follows:
Empower Emerging Markets Equity Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$927,371	$1,091,742	$1,463,965	$746,794	$0
Empower International Growth Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$141,113	$144,223	$227,573	$114,766	$0
Empower International Value Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$0	$20,227	$3,827	$261	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating the sub-advisers below for their services:
Empower Emerging Markets Equity Fund - Lazard Asset Management LLC and Goldman Sachs Asset Management, L.P.
Empower International Growth Fund - Lazard Asset Management LLC and J.P. Morgan Investment Management, Inc.
Empower International Index Fund - Keyridge Asset Management Limited ("Keyridge") is an affiliate of ECM and Empower of America and receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower International Value Fund - LSV Asset Management and Massachusetts Financial Services Company
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market each Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,145,000 for the period ended June 30, 2026.

Semi-Annual Report - June 30, 2026

5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Emerging Markets Equity Fund	$673,928,134	$930,821,465
Empower International Growth Fund	333,525,921	189,192,784
Empower International Index Fund	192,843,089	201,884,925
Empower International Value Fund	222,439,695	328,484,784
For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of June 30, 2026, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Emerging Markets Equity Fund	$25,795,134	$27,486,009
Empower International Growth Fund	6,847,205	11,217,987
Empower International Index Fund	91,316,473	99,843,320
Empower International Value Fund	71,513,590	74,762,707
Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. As of June 30, 2026 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Effective July 1, 2026, the Empower International Growth Fund expense limit annual rate was reduced from 0.845% to 0.835%.
Management has reviewed all events subsequent to June 30, 2026, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred except as noted above.

Semi-Annual Report - June 30, 2026

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Emerging Markets Equity Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Emerging Markets Equity Fund (the “Fund”), a series of Empower Funds; (ii) the investment sub-advisory agreement by and among Empower Funds, ECM and Lazard Asset Management LLC (“Lazard”), with respect to the Fund (the “Lazard Sub-Advisory Agreement”); and (iii) the investment sub-advisory agreement by and among Empower Funds, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” and collectively with Lazard, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund (the “GSAM Sub-Advisory Agreement” and collectively with the Lazard Sub-Advisory Agreement, the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”).
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Lazard and GSAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018. Therefore, the Board reviewed performance data for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one-, three- and five-year periods ended December 31, 2025. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-and five-year periods ended December 31, 2025 were in the third, second and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with returns above the performance universe median for the one- and three-year periods and a specific performance universe ranking in the 55th percentile for the five-year period ended December 31, 2025. Similarly, as to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns for the one-, three- and five-year periods ended December 31, 2025 were in the third, second and third quintiles, respectively of its performance universe, outperforming the performance universe median for the one- and three-year periods. The Board also observed that the Fund outperformed its benchmark index for the three-year period ended December 31, 2025 and underperformed its benchmark index for each other period reviewed.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board noted that GSAM commenced management of an allocated portion of the Fund’s portfolio in June 2023. In this regard, the Board noted that performance results were attributable to both Lazard and another firm that had been engaged by ECM to manage a portion of the Fund’s portfolio through May 2023, after which such firm was replaced by GSAM.
Also relevant to the Board’s analysis were ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Furthermore, the Board considered ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee, as to the Investor Class, was lower than the median contractual management fee of the peer group of funds. Although the Contractual Management Fee with respect to the Institutional Class was above the median contractual management fee of the peer group of funds, it specifically ranked in the 60th percentile of its peer group. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the second quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the third quintile of its peer group with respect to the Institutional Class.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from each Sub-Adviser regarding its fee schedule for, as applicable, a proprietary mutual fund, standard separate account and/or other representative account, in each case managed with the same emerging markets equity strategy employed for its allocated portion of the Fund. Specifically, with respect to GSAM, the Board received information regarding its standard fee schedule and a representative account, noting, in each case, that the fees charged to ECM were lower. From Lazard, the Board received information regarding its proprietary mutual fund and standard separate account fee schedules for its emerging markets equity advantage strategy, and similarly observed that the fees charged to ECM were lower. Additionally, the Board noted the factors identified by each Sub-Adviser - such as client type, benchmark, size of account and overall client relationship, investment guidelines, account inception date, reporting requirements and client servicing obligations, among other things - that contribute to the determination of fee rates for specific clients. Moreover, the Board considered that, as to each of the Sub-Advisers, ECM, and not the Fund, pays the sub-advisory fees and such fees are negotiated at arm’s length between ECM and each Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each of the Sub-Advisers. The Board reviewed the financial statements and profitability information from ECM and each of the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board also noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedules take effect at lower asset levels than for the management fee, the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. The Board also recalled its observation that the Fund’s Contractual Management Fee was lower than the median contractual management fee of the peer group of funds for the Investor Class and, for the Institutional Class, specifically ranked in the 60th percentile of its peer group, which was within the third quintile of such peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that each Sub-Adviser receives or may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. Additionally, with respect to GSAM, the Board noted that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived and identified by the Sub-Adviser from its relationship with the Fund. As to Lazard, the Board noted its statement that the firm generally does not receive any financial benefit from its management of the Fund aside from its sub-advisory fee and research obtained through soft dollar equity commission credits.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of each Agreement is in the best interests of the Fund.

Empower International Growth Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower International Growth Fund (the “Fund”), a series of Empower Funds; (ii) the investment sub-advisory agreement (the “JPMIM Sub-Advisory Agreement”) by and among Empower Funds, ECM and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to the Fund; and (iii) the investment sub-advisory agreement (the “Lazard Sub-Advisory Agreement”) by and among Empower Funds, ECM and Lazard Asset Management LLC (“Lazard” and together with JPMIM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The JPMIM Sub-Advisory Agreement and the Lazard Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of JPMIM and Lazard. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns for each class of the Fund were in the fifth quintile of its respective performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers). In addition, the Board observed that the Fund underperformed the MSCI EAFE Growth Index for each period reviewed.
In evaluating the Fund’s investment performance and the performance of the Sub-Advisers, the Board noted that each of JPMIM and Lazard commenced management of its allocation of the Fund’s portfolio in April 2018 and in April 2025, respectively. The Board also considered that, prior to April 2025, a portion of the Fund’s portfolio was managed by another sub-adviser and therefore, the Fund’s performance history reflects, in part, services provided by that firm.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. The Board also considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, as applicable.
The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was higher than the peer group median contractual management fee, ranking in the fourth quintile with respect to the Investor Class and in the third quintile with respect to the Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). The Board also observed that the total annual operating expense ratio for each of the Fund’s Investor Class and Institutional Class ranked in the third quintile of its respective peer group, specifically ranking in the 58th percentile of its peer group with respect to the Investor Class and ranking equal to the median of its peer group with respect to the Institutional Class.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from JPMIM regarding the fee schedule for a sub-advised client managed with JPMIM’s international growth strategy. The Board considered JPMIM’s statement that fee schedules take into account various factors, including, but not limited to, the overall relationship, initial size of the mandate, anticipated flows and projected growth, competitor data and fees charged for comparable products in the fund industry. In addition, the Board noted that the fee charged by JPMIM to the client identified as comparable was higher than the fee charged to ECM and, unlike the sub-advisory fee schedule under the JPMIM Sub-Advisory Agreement, did not include breakpoints. Also noted was JPMIM’s statement that the Fund’s sub-advisory fees are competitive and in line with similar mandates. With respect to Lazard, the Board noted it did not receive information regarding fee schedules for comparable accounts but noted Lazard’s statement that it seeks to offer clients fees that are reasonable and appropriate, taking into account a number of factors, including, but not limited to, a competitive review of the market, the relevant strategy, benchmark orientation, assets under management, overall relationship, level of service required and other relevant information. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to each Sub-Adviser and that such fees were negotiated at arm’s length between ECM and each Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and each Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by JPMIM, the Board noted that the Sub-Adviser’s profitability data was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to certain of the Empower Funds, including the Fund. With respect to Lazard, the Board considered that the Lazard Sub-Advisory Agreement is arm’s length and Lazard only recently commenced management of its allocated portion of the Fund’s portfolio.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedule for each Sub-Advisory Agreement contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the JPMIM and Lazard sub-advisory fee schedules take effect at lower asset levels than for the management fee. Important to the Board’s assessment of all of the foregoing was that the sub-advisory fees under the Sub-Advisory Agreements are paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to Lazard, the Board noted the Sub-Adviser’s statement that it generally will not receive any financial benefit from its management of the Fund aside from the sub-advisory fee and research obtained through soft dollar equity commission credits (i.e., by which brokers provide research to Lazard in return for allocating brokerage of its sleeve of the Fund to such brokers). As to JPMIM, the Board noted the Sub-Adviser’s statement that it is aware of no direct or indirect benefits that have been derived from its relationship to the Fund.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower International Index Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower International Index Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Keyridge Asset Management Limited (formerly known as Irish Life Investment Managers Limited) (“Keyridge” or the “Sub-Adviser”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). Keyridge is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. ECM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the

Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australia, Far East) Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, fourth, third and fourth quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), and had specific rankings in the 57th, 61st, and 50th percentiles for the one-, three- and five-year periods, respectively. Similar results were observed for the Fund’s Institutional Class, with annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025, ranking in the third, third, second and third quintiles, respectively, of its performance universe, exceeding its performance universe median for the five-year period and had specific rankings in the 53rd, 55th and 50th percentiles for the one-, three-, and ten-year periods, respectively.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed. Thus, the Board also considered the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. The Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) exceeded the Index for each period reviewed, with the exception of the one-year period ended December 31, 2025, indicating that the Fund tracked the Index in an appropriate manner over the longer term.

The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s analysis were ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Furthermore, the Board considered ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee was lower than the median contractual management fee of the peer group of funds for each class. The Board also observed that the total annual operating expense ratio for each class of the Fund was lower than its respective peer group median expense ratio, ranking in the second quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the third quintile of its peer group with respect to the Institutional Class.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by Keyridge to ECM for the other series of Empower Funds sub-advised by Keyridge, including other equity index funds and passively managed sleeves of two other equity funds, Empower Core Strategies: U.S. Equity Fund and Empower Core Strategies: International Equity Fund (collectively, the “Keyridge Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the Keyridge Sub-Advised Funds (i.e., including the Fund).

Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.
In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also recalled its observations that the Fund’s Contractual Management Fee was lower than the median contractual management fee of the group of funds for each class. Additionally, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement and that, as noted, the management fee schedule includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower International Value Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower International Value Fund (the “Fund”), a series of Empower Funds, (ii) the investment sub-advisory agreement (the “LSV Sub-Advisory Agreement”) by and among Empower Funds, ECM and LSV Asset Management (“LSV”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “MFS  Sub-Advisory Agreement”) by and among Empower Funds, ECM and Massachusetts Financial Services Company (“MFS” and together with LSV, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The LSV Sub-Advisory Agreement and the MFS Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of LSV and MFS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, third, fourth and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with returns above the performance universe median for the three- and ten-year periods and specific performance universe rankings in the 47th and 23rd percentiles for the three- and ten-year periods ended December 31, 2025, respectively. Similarly, the annualized returns of the Fund’s Institutional Class for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, second, fourth and first quintiles, respectively, of its performance universe, with returns above the performance universe median for the three- and ten-year periods and specific performance universe rankings in the 36th and 13th percentiles for the three- and ten-year periods ended December 31, 2025, respectively. The Board also observed that each class of the Fund underperformed the MSCI EAFE Value Index (the “Value Index”) for each period reviewed, except each class of the Fund outperformed the Value Index for the ten-year period ended December 31, 2025.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. The Board further noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board observed that the Fund’s total annual operating expense ratio for each class was lower than its respective peer group median expense ratio, ranking in the first quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the second quintile of its peer group with respect to the Institutional Class. The Board further considered that effective April 30, 2026, the Fund’s management fee schedule includes a breakpoint.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. From each of the Sub-Advisers, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as the Fund, and, as applicable, noted fee schedule differences (including as to asset thresholds required for breakpoints) and/or where the fee charged to ECM was higher than that charged to certain other comparable clients or engagements. In this connection, the Board considered the explanation from MFS that lower fees are charged in certain instances due to various factors, including:  the scope of the contract; inception date; account size and type; risk tolerance; individual client needs and objectives; entirety of the client’s relationship with MFS or its affiliates; applicable legal, governance and capital structures; and historical pricing reasons. The Board further noted the statement from MFS that the Fund’s sub-advisory fee schedule is consistent with others based on the size of the portfolio and the overall relationship with ECM. As to LSV, the Board considered the firm’s statement that sub-advisory fee schedules are negotiated individually, based on factors that include projected size and complexity of the account, service level requirements, and the number of other client accounts managed, among other things, and that the fee charged to ECM represents a discount from the Sub-Adviser’s standard fee schedule for large institutional clients. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and each Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser. The Board reviewed the financial statements and the profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedule for the LSV Sub-Advisory Agreement contained breakpoints that would reduce the fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the LSV Sub-Advisory Agreement take effect at lower asset levels than for the management fee. Important to the Board’s assessment of all of the foregoing was that the sub-advisory fees under the Sub-Advisory Agreements are paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the statement by MFS that it could potentially realize a “fall-out” benefit from its relationship with the Fund through an increase in the likelihood of future mandates being awarded to MFS or through shareholders or contract owners increasing investments in the Fund or investing in other MFS products. The Board further noted that since the amount or value that MFS may realize from any of these indirect benefits is difficult to predict, the firm does not assign a dollar value to them. As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee and access to a greater pool of assets it would not otherwise reach, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 20, 2026